     As filed with the Securities and Exchange Commission on April 24 ,2001

                                                                FILE NO. 2-77283
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             -----------------------

                                    FORM N-4

               REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933           /X/

                         PRE-EFFECTIVE AMENDMENT NO. ___                     / /

                         POST-EFFECTIVE AMENDMENT NO. 28                     /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT of 1940                           /X/

                                AMENDMENT NO. 35                             /X/

                             -----------------------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)
                             -----------------------


                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             -----------------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000
                             -----------------------

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                             -----------------------

It is proposed that this filing will become effective (check appropriate box)

              ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _x_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
              ___ 60 days after filing pursuant to paragraph (a) of Rule 485
              ___ on (date) pursuant to paragraph (a) of Rule 485

                                                   CROSS REFERENCE SHEET
===================================================================================================================
                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item  1.     Cover Page                     Cover Page                             N/A

Item  2.     Definitions                    Glossary                               N/A

Item  3.     Synopsis                       Cover Page; Expenses                   N/A
             or Highlights

Item  4.     Condensed Financial            Condensed Financial                    N/A
             Information                    Information

Item  5.     General Description            The Penn Mutual Life                   N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions                     The Contract - What Charges            N/A
             and Expenses                   Do I Pay?

Item  7.     General Description of         The Contracts                          N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of           N/A
                                            Annuity Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the            N/A
                                            the Death Benefits Under My
                                            Contract?

Item 10.     Purchases and                  The Contract - How Do I Purchase       N/A
             Contract Value                 a Contract?
                                            The Separate Account
                                            - Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw          N/A
                                            Any of My Money?

Item 12.     Taxes                          Federal Income Tax                     N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                    N/A

                                               CROSS REFERENCE SHEET

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------
Item 14.     Table of Contents of           Statement of Additional                N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                    Cover Page

Item 16.     Table of Contents              N/A                                    Cover Page

Item 17.     General Information            N/A                                    N/A
             and History

Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping Services;
                                                                                   Custodian; Independent
                                                                                   Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     A Contract?                            Contracts and
                                            The Contract - May I Transfer          Certificates
                                            Money Among Investment Options?
                                            The Contract - What Charges
                                            Do I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of Contracts
                                                                                   and Certificates

Item 21.     Calculation of                 N/A                                    Performance Data
             Performance Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS
                      ------------------------------------

PROSPECTUS  --  MAY 1, 2001

INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------
DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o Telephone (800) 523-0650
--------------------------------------------------------------------------------

This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

o allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing to The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

--------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                         MANAGER
        Money Market Fund                                       Independence Capital Management, Inc.
        Limited Maturity Bond Fund                              Independence Capital Management, Inc.
        Quality Bond Fund                                       Independence Capital Management, Inc.
        High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
        Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
        Growth Equity Fund                                      Independence Capital Management, Inc.
        Large Cap Value Fund                                    Putnam Investment Management, LLC
        Index 500 Fund                                          Wells Capital Management Incorporated
        Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
        Mid Cap Value Fund                                      Neuberger Berman Management Inc.
        Emerging Growth Fund                                    RS Investment Management, Inc.
        Small Cap Value Fund                                    Royce & Associates, Inc.
        International Equity Fund                               Vontobel USA Inc.
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                      MANAGER
        Balanced Portfolio                                      Neuberger Berman Management Inc.
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND          MANAGER
        Equity-Income Portfolio                                 Fidelity Management & Research Company
        Growth Portfolio                                        Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II       MANAGER
        Asset Manager Portfolio                                 Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        MANAGER
        Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
-------------------------------------------------------------------------------------------------------------------

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable annuity contract allows you to transfer money to a companion fixed annuity contract.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
GLOSSARY.......................................................................5

--------------------------------------------------------------------------------
EXPENSES.......................................................................6

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES..................................................8

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION...............................................10

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY........................................19

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT..........................................................19

      Accumulation Units - Valuation..........................................19

      Voting Instructions.....................................................20
      Investment Options in the Separate Account..............................20
                Penn Series Funds, Inc. ......................................20
                Neuberger Berman Advisers Management Trust....................21
                Fidelity Investments' Variable Insurance Products Fund........21

                Fidelity Investments' Variable Insurance Products Fund II.....22
                Morgan Stanley's The Universal Institutional Funds, Inc. .....22

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS...................................................22

--------------------------------------------------------------------------------
THE CONTRACTS.................................................................22
      How Do I Purchase a Contract?...........................................23
      What Types of Annuity Payments May I Choose?............................24

                Variable Annuity Payments ....................................24

               Fixed Annuity Payments Under a Variable/Fixed Contract .......24

                Other Information.............................................24
      What Are the Death Benefits Under My Contract?..........................25
      May I Transfer Money Among Investment Options...........................26
                Variable/Fixed Contracts .....................................26
                Variable Contract  ...........................................26

                Dollar Cost Averaging.........................................26
                Automatic Rebalancing.........................................26
                Additional Information........................................26

      May I Withdraw Any of My Money?.........................................27

                403(b) Withdrawals ...........................................27
      Deferment of Payments and Transfers.....................................27
      What Charges Do I Pay?..................................................27

                Administration Charges........................................28
                Mortality and Expense Risk Charge.............................28

                Contingent Deferred Sales Charge..............................28
                Variable/Fixed Contract.......................................28
                Variable Contract.............................................29
                Other Information.............................................29

                Premium Taxes.................................................30

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION.......................................................30

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS............................30
      General Information.....................................................30
      Loans Under Section 403(b) Contracts....................................31

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS.............................................31

      Withdrawals and Death Benefits..........................................32
      Annuity Payments........................................................32

      Early Withdrawals.......................................................32
      Transfers...............................................................32
      Separate Account Diversification........................................32

      Qualified Plans.........................................................33

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................33

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS..................................34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

      ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

      ACCUMULATION UNIT: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

      ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

      ANNUITANT: The person during whose life annuity payments are made.

      ANNUITY DATE: The date on which annuity payments start.

      ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

      ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

      BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

      CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

      CONTRACT OWNER: The person named in the Contract as the Contract Owner.

      CONTRACT VALUE: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the fixed interest account value. If you own a Variable Contract, this is the Variable Account Value.

      FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest accounts.

      SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

      VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

      VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

      VARIABLE CONTRACT: The variable annuity contract described in this Prospectus.

      VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

      WE or US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

      YOU: "you" means the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...................................  None
Maximum Contingent Deferred Sales Charge
     Variable/Fixed Contract .............................................   7%*
     Variable Contract....................................................  5%**
Transfer Fee..............................................................  None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.............................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge......................................... 1.25%
Account Fees and Expenses.................................................  None
Total Separate Account Annual Expenses.................................... 1.25%

-----------------
* You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.
** You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                                                 ADMINISTRATIVE
                                                                 AND CORPORATE                                          TOTAL
                                      MANAGEMENT FEES             SERVICE FEES           ACCOUNTING       OTHER          FUND
                                 (AFTER WAIVER, IF ANY)      (AFTER WAIVER, IF ANY)         FEES         EXPENSES      EXPENSES
                                 ----------------------      ----------------------      ----------      --------      --------
Money Market...............               0.26%                       0.15%                0.08%          0.09%          0.58%
Limited Maturity Bond......               0.30%                       0.15%                0.09%          0.17%          0.71%
Quality Bond...............               0.37%                       0.15%                0.08%          0.08%          0.68%
High Yield Bond............               0.50%                       0.13%                0.08%          0.16%          0.87%(1)
Flexibly Managed...........               0.57%                       0.15%                0.05%          0.06%          0.83%
Growth Equity..............               0.57%                       0.15%                0.06%          0.06%          0.84%
Large Cap Value............               0.57%                       0.15%                0.06%          0.06%          0.84%
Index 500..................               0.07%                       0.03%                0.06%          0.09%          0.25%(2)
Mid Cap Growth.............               0.70%                       0.08%                0.08%          0.14%          1.00%(3)
Mid Cap Value..............               0.55%                       0.15%                0.08%          0.12%          0.90%
Emerging Growth............               0.72%                       0.15%                0.06%          0.08%          1.01%
Small Cap Value............               0.75%                       0.15%                0.08%          0.07%          1.05%(4)
International Equity.......               0.82%                       0.15%                0.07%          0.12%          1.16%

-----------------
     The expenses are for the fiscal year ended December 31, 2000.
(1) Had fees not been waived by the investment adviser and administrator of the fund, total expenses would have been 0.91%.
(2) Had fees not been waived by the administrator of the fund, total expenses would have been 0.37%. This waiver is voluntary and while its expected to continue for the foreseeable future, it may be discontinued.
(3) Had fees not been waived by the administrator of the fund, total expenses would have been 1.07%.
(4) Had fees not been waived by the investment adviser and the administrator, total expenses would have been 1.09%..

--------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                       MANAGEMENT,
                                      ADVISORY AND
                                     ADMINISTRATION      OTHER        TOTAL FUND
                                         FEES           EXPENSES       EXPENSES
                                     --------------     --------      ----------

Balanced...........................      0.85%           0.14%           0.99%

----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                       MANAGEMENT        OTHER       TOTAL FUND
                                          FEE          EXPENSES     EXPENSES (A)
                                       ----------      --------     ------------
Equity-Income......................      0.48%           0.08%          0.56%
Growth.............................      0.57%           0.08%          0.65%

-----------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.55% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                  OTHER EXPENSES
                                     MANAGEMENT  (AFTER BROKERAGE    TOTAL FUND
                                        FEE          CREDITS)      EXPENSES (A)
                                     ----------  ----------------   ------------
Asset Manager .....................    0.53%          0.08%             0.61%

-----------------
(a)  These expenses are for the last fiscal year.

--------------------------------------------------------------------------------

MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                            MANAGEMENT     OTHER      TOTAL FUND
                                                FEE       EXPENSES     EXPENSES
                                            ----------    --------    ----------
Emerging Markets Equity (International)...     1.09%       1.66%       1.75% (b)

-----------------
(a)  These expenses are for the last fiscal year.
(b) Had 0.16% in fees as a percentage of portfolio average net assets not been waived by the administrator of the fund and 0.05% in fees as a percentage of portfolio net assets not been waived by the investment adviser, total expenses would have been 1.96%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.

--------------------------------------------------------------------------------

        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

        You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.


--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.

        If you own a Variable/Fixed Contract and make purchase payments only during the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:



                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $84       $108        $132       $216
Penn Series Limited Maturity Bond Fund...............................    $85       $112        $138       $230
Penn Series Quality Bond Fund........................................    $85       $111        $137       $227
Penn Series High Yield Bond Fund.....................................    $87       $116        $146       $247
Penn Series Flexibly Managed Fund....................................    $86       $115        $144       $242
Penn Series Growth Equity Fund.......................................    $86       $115        $145       $243
Penn Series Large Cap Value Fund.....................................    $86       $115        $145       $243
Penn Series Index 500 Fund...........................................    $81        $98        $115       $181
Penn Series Mid Cap Growth Fund......................................    $88       $120        $153       $260
Penn Series Mid Cap Value Fund.......................................    $87       $117        $148       $250
Penn Series Emerging Growth Fund.....................................    $88       $120        $153       $261
Penn Series Small Cap Value Fund.....................................    $88       $121        $155       $265
Penn Series International Equity Fund................................    $89       $125        $160       $276
Neuberger Berman Balanced Portfolio..................................    $88       $120        $152       $259
Fidelity's Equity-Income Portfolio...................................    $84       $107        $130       $213
Fidelity's Growth Portfolio..........................................    $85       $110        $135       $223
Fidelity's Asset Manager Portfolio...................................    $84       $109        $133       $219
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $95       $141        $188       $332

-----------------

        If you own a Variable/Fixed Contract and make purchase payments after the first Contract year, you would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:



                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $84        $108       $137        $229
Penn Series Limited Maturity Bond Fund...............................    $85        $112       $144        $242

                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Quality Bond Fund........................................    $85        $111       $142        $239
Penn Series High Yield Bond Fund.....................................    $86        $116       $151        $259
Penn Series Flexibly Managed Fund....................................    $86        $115       $150        $255
Penn Series Growth Equity Fund.......................................    $86        $115       $150        $256
Penn Series Large Cap Value Fund.....................................    $86        $115       $150        $256
Penn Series Index 500 Fund...........................................    $81        $ 98       $121        $194
Penn Series Mid Cap Growth Fund......................................    $88        $120       $158        $272
Penn Series Mid Cap Value Fund.......................................    $87        $117       $153        $262
Penn Series Emerging Growth Fund.....................................    $88        $120       $158        $273
Penn Series Small Cap Value Fund.....................................    $88        $121       $160        $277
Penn Series International Equity Fund................................    $89        $125       $166        $287
Neuberger Berman Balanced Portfolio..................................    $88        $120       $157        $271
Fidelity's Equity-Income Portfolio...................................    $84        $107       $136        $226
Fidelity's Growth Portfolio..........................................    $85        $110       $140        $235
Fidelity's Asset Manager Portfolio...................................    $84        $109       $139        $232
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $95        $141       $193        $343

-----------------

        If you own a Variable Contract and surrender your contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:



                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $69       $108        $132       $216
Penn Series Limited Maturity Bond Fund...............................    $70       $112        $138       $230
Penn Series Quality Bond Fund........................................    $70       $111        $137       $227
Penn Series High Yield Bond Fund.....................................    $72       $116        $146       $247
Penn Series Flexibly Managed Fund....................................    $71       $115        $144       $242
Penn Series Growth Equity Fund.......................................    $71       $115        $145       $243
Penn Series Large Cap Value Fund.....................................    $71       $115        $145       $243
Penn Series Index 500 Fund...........................................    $66        $98        $115       $181
Penn Series Mid Cap Growth Fund......................................    $73       $120        $153       $260
Penn Series Mid Cap Value Fund.......................................    $72       $117        $148       $250
Penn Series Emerging Growth Fund.....................................    $73       $120        $153       $261
Penn Series Small Cap Value Fund.....................................    $74       $121        $155       $265
Penn Series International Equity Fund................................    $75       $125        $160       $276
Neuberger Berman Balanced Portfolio..................................    $73       $120        $152       $259
Fidelity's Equity-Income Portfolio...................................    $69       $107        $130       $213
Fidelity's Growth Portfolio..........................................    $69       $110        $135       $223
Fidelity's Asset Manager Portfolio...................................    $69       $109        $133       $219
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $81       $141        $188       $332

        If you own either a Variable/Fixed Contract or a Variable Contract and do not surrender your Contract, or if you annuitize your Contract after the number of years shown, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:



                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $19        $58        $100       $216
Penn Series Limited Maturity Bond Fund...............................    $20        $62        $107       $230
Penn Series Quality Bond Fund........................................    $20        $61        $105       $227
Penn Series High Yield Bond Fund.....................................    $22        $67        $115       $247
Penn Series Flexibly Managed Fund....................................    $21        $66        $113       $242
Penn Series Growth Equity Fund.......................................    $21        $66        $113       $243
Penn Series Large Cap Value Fund.....................................    $21        $66        $113       $243
Penn Series Index 500 Fund...........................................    $16        $48        $ 83       $181
Penn Series Mid Cap Growth Fund......................................    $23        $71        $122       $260
Penn Series Mid Cap Value Fund.......................................    $22        $68        $116       $250
Penn Series Emerging Growth Fund.....................................    $23        $71        $122       $261
Penn Series Small Cap Value Fund.....................................    $24        $73        $124       $265
Penn Series International Equity Fund................................    $25        $76        $130       $276
Neuberger Berman Balanced Portfolio..................................    $23        $71        $121       $259
Fidelity's Equity-Income Portfolio...................................    $19        $57        $ 99       $213
Fidelity's Growth Portfolio..........................................    $19        $60        $103       $223
Fidelity's Asset Manager Portfolio...................................    $19        $59        $102       $219
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $31        $93        $158       $332

-----------------

        THE EXAMPLES ARE BASED UPON FUND DATA FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000. THEY ARE INTENDED ONLY TO BE EXAMPLES. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

        The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. Please read these tables together with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999          1998            1997          1996           1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $20.953        $20.268        $19.541        $18.817        $18.148        $17.416
Accumulation Unit Value,
end of period .....................        $21.937        $20.953        $20.268        $19.541        $18.817        $18.148
Number of Accumulation                   1,066,633      1,669,670      1,449,199      1,120,603      1,192,388      1,062,385
Units outstanding, end of period...

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                          1994            1993          1992           1991
                                       --------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............      $17.003        $16.791        $16.491        $15.732
Accumulation Unit Value,
end of period .....................      $17.416        $17.003        $16.791        $16.491
Number of Accumulation
Units outstanding, end of period...      825,274        658,620        698,584        769,958

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................        $21.769        $22.043        $20.260        $18.990        $18.465        $15.562
Accumulation Unit Value,
end of period......................        $24.078        $21.769        $22.043        $20.260        $18.990        $18.465
Number of Accumulation
Units outstanding, end of period...      1,254,944      1,612,651      1,665,664      1,497,635      1,664,378      1,869,975

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                          1994            1993          1992           1991
                                       --------------------------------------------------------
Accumulation Unit Value,
beginning of period................      $16.639        $15.088        $14.336        $12.558
Accumulation Unit Value,
end of period......................      $15.562        $16.639        $15.088        $14.336
Number of Accumulation
Units outstanding, end of period...    1,890,869      1,953,188      1,337,087      1,229,163

-----------------
(a) Fixed Income Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $12.339        $12.313        $11.943        $11.330        $10.999        $10.039
Accumulation Unit Value,
end of period .....................        $13.122        $12.339        $12.313        $11.943        $11.330        $10.999
Number of Accumulation
Units outstanding, end of period...        369,397        473,183        509,381        465,682        459,223        444,986

                                        YEAR ENDED DECEMBER 31,
                                       --------------------------
                                           1994       1993(B)
                                       --------------------------
Accumulation Unit Value,
beginning of period ...............      $10.181      $10.000
Accumulation Unit Value,
end of period .....................      $10.039      $10.181
Number of Accumulation
Units outstanding, end of period...      448,825      311,665

-----------------
(a)  Neuberger Berman Limited Maturity Bond Fund Subaccount prior to May 1,
     2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................        $35.666        $34.645        $33.476        $29.276        $26.033        $22.644
Accumulation Unit Value,
end of period......................        $33.923        $35.666        $34.645        $33.476        $29.276        $26.033
Number of Accumulation
Units outstanding, end of period...        961,997      1,176,269      1,308,094      1,261,904      1,185,318      1,194,944


                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                          1994            1993          1992           1991
                                       --------------------------------------------------------
Accumulation Unit Value,
beginning of period................      $24.742        $20.918        $18.291        $13.534
Accumulation Unit Value,
end of period......................      $22.644        $24.742        $20.918        $18.291
Number of Accumulation
Units outstanding, end of period...    1,264,890      1,257,271        705,414        594,530


--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................        $62.396        $58.951        $56.265        $49.262        $42.865        $35.496
Accumulation Unit Value,
end of period .....................        $75.311        $62.396        $58.951        $56.265        $49.262        $42.865
Number of Accumulation
Units outstanding, end of period...      3,500,263      4,634,490      5,766,014      5,974,993      5,711,843      4,946,240

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                          1994            1993          1992           1991
                                       --------------------------------------------------------
Accumulation Unit Value,
beginning of period................      $34.514        $30.179        $27.893        $23.215
Accumulation Unit Value,
end of period .....................      $35.496        $34.514        $30.179        $27.893
Number of Accumulation
Units outstanding, end of period...    4,198,305      3,143,601      2,327,829      1,664,751

-----------------
(a) Capital Appreciation Fund Subaccount prior to November 1, 1992.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans



                                                                      YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------------
                                      2000                    1999                   1998                     1997
                            ------------------------------------------------------------------------------------------------
                                            NON-                    NON-                    NON-                    NON-
                                 QUAL       QUAL         QUAL       QUAL        QUAL        QUAL         QUAL       QUAL
                            ------------------------------------------------------------------------------------------------
Accumulation Unit
Value, beginning of
period....................      $89.413    $88.677      $67.515    $66.959     $48.256     $47.859      $38.550    $38.235
Accumulation Unit
Value, end of period......      $65.253    $64.715      $89.413    $88.677     $67.515     $66.959      $48.256    $47.859
Number of
Accumulation Units
outstanding, end of
period....................    1,638,918    632,835    1,772,202    665,530    1,752,036    626,895    1,794,481    617,717



                                                               YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                              1996                      1995                     1994
                                    ----------------------------------------------------------------------------
                                                      NON-                    NON-                    NON-
                                            QUAL      QUAL         QUAL       QUAL         QUAL       QUAL
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................      $32.596    $32.327      $26.102    $25.887      $28.766    $28.528
Accumulation Unit Value,
end of period.......................      $38.550    $38.235      $32.596    $32.327      $26.102    $25.887
Number of Accumulation
Units outstanding, end of period....    1,830,081    620,903    1,991,646    674,290    2,119,836    717,328


                                                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                              1993                      1992                     1991
                                    ----------------------------------------------------------------------------
                                                       NON-                   NON-                    NON-
                                            QUAL       QUAL        QUAL       QUAL         QUAL       QUAL
                                    ----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.................      $25.906    $25.692      $24.756    $24.552      $18.605    $18.451
Accumulation Unit Value,
end of period.......................      $28.766    $28.528      $25.906    $25.692      $24.756    $24.552
Number of Accumulation
Units outstanding, end of period....    2,042,023    685,110    2,004,015    669,679    1,680,322    518,717


-----------------
(a) Growth Stock Fund Subaccount prior to November 1, 1992.


--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................        $40.329        $41.167        $38.038        $30.819        $24.928        $18.361
Accumulation Unit Value,
end of period......................        $44.862        $40.329        $41.167        $38.038        $30.819        $24.928
Number of Accumulation
Units outstanding, end of period...      3,228,429      4,407,110      5,273,048      5,409,879      4,907,784      4,235,839


                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                          1994            1993          1992           1991
                                       --------------------------------------------------------
Accumulation Unit Value,
beginning of period................      $18.062        $17.080        $15.058        $11.939
Accumulation Unit Value,
end of period......................      $18.361        $18.062        $17.080        $15.058
Number of Accumulation
Units outstanding, end of period...    3,886,404      3,693,652      2,865,294      2,207,661

-----------------
(a) Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                        YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------
                                           2000          1999           1998        1997(B)
                                     --------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............      $18.344        $15.414        $12.162      $10.000
Accumulation Unit Value,
end of period .....................      $16.443        $18.344        $15.414      $12.162
Number of Accumulation
Units outstanding, end of period...    4,646,239      4,389,976      2,350,293      703,585

-----------------
(a)  Fidelity Investments' Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $19.924        $12.262        $12.690        $13.282        $14.057        $10.857
Accumulation Unit Value,
end of period .....................        $18.581        $19.924        $12.262        $12.690        $13.282        $14.057
Number of Accumulation
Units outstanding, end of period...      1,310,821        916,231      1,153,673      1,567,237      2,183,381      2,157,888

                                           YEAR ENDED DECEMBER 31,
                                       -----------------------------
                                            1994          1993(b)
                                       -----------------------------
Accumulation Unit Value,
beginning of period ...............        $11.124       $10.000
Accumulation Unit Value,
end of period .....................        $10.857       $11.124
Number of Accumulation
Units outstanding, end of period...      1,791,799       716,404

-----------------
(a) American Century Capital Appreciation Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                        YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------
                                           2000          1999           1998        1997(A)
                                     --------------------------------------------------------
Accumulation Unit Value,
beginning of Period................      $13.544        $12.773        $12.411      $10.000
Accumulation Unit Value,
end of period......................      $16.266        $13.544        $12.773      $12.411
Number of Accumulation
Units outstanding, end of period...    1,636,891      1,787,163      1,716,964      665,382

-----------------
(a)  Neuberger Berman Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                        YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------
                                           2000          1999           1998        1997(A)
                                     --------------------------------------------------------
Accumulation Unit Value,
beginning of period................      $52.084        $18.503        $13.806      $10.000
Accumulation Unit Value,
end of period......................      $36.756        $52.084        $18.503      $13.806
Number of Accumulation
Units outstanding, end of period...    1,977,899      1,645,175        781,196      308,169

-----------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995(A)
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $14.032        $14.400        $16.051        $13.211        $11.171        $10.000
Accumulation Unit Value,
end of period .....................        $15.760        $14.032        $14.400        $16.051        $13.211        $11.171
Number of Accumulation
Units outstanding, end of period...      1,511,552      1,249,298      1,306,650      1,104,032        587,385        137,653

-----------------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $30.678        $21.320        $18.164        $16.659        $14.434        $12.843
Accumulation Unit Value,
end of period .....................        $24.641        $30.678        $21.320        $18.164        $16.659        $14.434
Number of Accumulation
Units outstanding, end of period...      3,568,406      3,579,323      3,822,847      4,155,960      4,012,762      3,388,479


                                                 YEAR ENDED DECEMBER 31,
                                       ----------------------------------------
                                             1994          1993       1992(A)
                                       ----------------------------------------
Accumulation Unit Value,
beginning of period ...............        $13.880        $10.175     $10.000
Accumulation Unit Value,
end of period .....................        $12.843        $13.880     $10.175
Number of Accumulation
Units outstanding, end of period ..      3,556,098      1,847,892      92,386

-----------------
(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.

--------------------------------------------------------------------------------

NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $22.724        $17.228        $15.551        $13.182        $12.488        $10.218
Accumulation Unit Value,
end of period .....................        $21.420        $22.724        $17.228        $15.551        $13,182        $12.488
Number of Accumulation
Units outstanding, end of period...      1,865,066      1,348,416      1,488,257      1,466,154      1,535,496      1,468,254


                                           YEAR ENDED DECEMBER 31,
                                       -----------------------------
                                            1994          1993(b)
                                       -----------------------------
Accumulation Unit Value,
beginning of period ...............        $10.706       $10.000
Accumulation Unit Value,
end of period .....................        $10,218       $10.706
Number of Accumulation
Units outstanding, end of period ..      1,223,496       621,326

-----------------
(a) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995(A)
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............        $19.704        $18.764        $17.021        $13.453        $11.920        $10.000
Accumulation Unit Value,
end of period .....................        $21.097        $19.704        $18.764        $17.021        $13.453        $11.920
Number of Accumulation
Units outstanding, end of period...      3,117,394      3,820,785      3,820,796      3,352,648      2,498,343        581,691

-----------------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995(A)
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................        $31.922        $23.519        $17.073        $14.000        $12.359        $10.000
Accumulation Unit Value,
end of period......................        $28.063        $31.922        $23.519        $17.073        $14.000        $12.359
Number of Accumulation
Units outstanding, end of period...      5,391,217      4,955,849      3,722,268      3,157,234      2,620,543        690,602

-----------------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                             YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                             2000           1999           1998           1997           1996          1995(A)
                                       ----------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................        $18.748        $17.809        $15.040        $12.623        $11.153        $10.000
Accumulation Unit Value,
end of period......................        $17.787        $18.748        $17.809        $15.040        $12.623        $11.153
Number of Accumulation
Units outstanding, end of period...      1,222,300      1,290,362        801,557        577,711        383,267        117,290

-----------------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
MORGAN STANLEY'S EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                        YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------
                                           2000          1999           1998        1997(A)
                                     --------------------------------------------------------
Accumulation Unit Value,
beginning of period................      $12.995         $6.720         $8.975      $10.000
Accumulation Unit Value,
end of period......................       $7.801        $12.995         $6.720       $8.975
Number of Accumulation
Units outstanding, end of period...    1,014,659        649,652        406,393      248,001

-----------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

        Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

        Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

        o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

        o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

        The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2000 are included in the statement of additional information referred to on the cover page of this Prospectus.

--------------------------------------------------------------------------------

ACCUMULATION UNITS - VALUATION

        Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units at the close of business (4:00 p.m. EST) on each day the New York Stock Exchange (NYSE) is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of business of the NYSE will be valued based on the Accumulation Unit Value computed as of the close of business on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

        The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

        You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

        If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

        MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

        LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

        QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

        HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

        FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

        GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.


        LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

        INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

        MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

        MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.

        EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.


        SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.


        INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

        Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

        BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

        Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

        EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

        GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity- Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

        ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

--------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

        EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

        Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

        SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

        The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

--------------------------------------------------------------------------------
THE CONTRACTS

        The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc.

        In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The Variable Contract allows you to transfer amounts from your Contract to one or more fixed interest accounts in a separate fixed annuity contract issued by Penn Mutual. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.


        You decide, within Contract limits,

        o  how often you make a purchase payment and how much you invest;

        o the Funds and/or fixed interest accounts in which your purchase payments are invested;

        o whether or not to transfer money among the available Funds and fixed interest accounts;

        o  the type of annuity that we pay and who receives it;

        o  the Beneficiary or Beneficiaries to whom we pay death benefits; and

        o  the amount and frequency of withdrawals from the Contract Value.

        Your Contract has

        o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

        o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

        We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

        You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

        Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

        For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

        For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

        We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

        The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

        You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years,
(4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

        You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

        VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

        The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

        FIXED ANNUITY PAYMENTS UNDER A VARIABLE/FIXED CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

        OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant's 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

        You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

        If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

        You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

        Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

        o the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

        Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

        o the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

        The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

        If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

        If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

        If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

        For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS

        VARIABLE/FIXED CONTRACTS. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

        If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

        VARIABLE CONTRACT. You may transfer amounts from one subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

        You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

        DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly or quarterly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts:
Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

        AUTOMATIC REBALANCING. Automatic rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.

        ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

        A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

-------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

        Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        o A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

        o After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

        o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

        403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

        We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

        The following discussion explains the Contract charges that you pay. You also pay expenses indirectly to the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

        These charges reimburse us for administering the Contracts and the Separate Account.

        o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGES

        o We deduct from the net asset value of the Separate Account a daily administration charge which is a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

        o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

        You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

        This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

VARIABLE/FIXED CONTRACT

        The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

        First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

         WITHDRAWAL DURING                          DEFERRED SALES CHARGE AS A
           CONTRACT YEAR                          PERCENTAGE OF AMOUNT WITHDRAWN
--------------------------------------------------------------------------------
                 1                                             7.0%
--------------------------------------------------------------------------------
                 2                                             6.0%
--------------------------------------------------------------------------------
                 3                                             5.0%
--------------------------------------------------------------------------------
                 4                                             4.0%
--------------------------------------------------------------------------------
                 5                                             3.0%
--------------------------------------------------------------------------------
                 6                                             2.0%
--------------------------------------------------------------------------------
                 7                                             1.0%
--------------------------------------------------------------------------------
            8 and later                                      No Charge
--------------------------------------------------------------------------------

        Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:

         WITHDRAWAL DURING                          DEFERRED SALES CHARGE AS A
           CONTRACT YEAR                          PERCENTAGE OF AMOUNT WITHDRAWN
--------------------------------------------------------------------------------
                 1                                             7.0%
--------------------------------------------------------------------------------
                 2                                             6.0%
--------------------------------------------------------------------------------
                 3                                             5.0%
--------------------------------------------------------------------------------
                 4                                             4.0%
--------------------------------------------------------------------------------
                 5                                             3.5%
--------------------------------------------------------------------------------
                 6                                             3.0%
--------------------------------------------------------------------------------
                 7                                             2.5%
--------------------------------------------------------------------------------
                 8                                             2.0%
--------------------------------------------------------------------------------
                 9                                             1.5%
--------------------------------------------------------------------------------
                10                                             1.0%
--------------------------------------------------------------------------------
           11 and later                                      No Charge
--------------------------------------------------------------------------------

        Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

VARIABLE CONTRACT

        If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the charge ever exceed 5% of total purchase payments.

        You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:

          CONTRACT YEAR                            PERCENTAGE
--------------------------------------------------------------------------------
             Eighth                                    25%
--------------------------------------------------------------------------------
              Ninth                                    50%
--------------------------------------------------------------------------------
              Tenth                                    75%
--------------------------------------------------------------------------------

        No charge will be made on the first withdrawal in any contract year after the tenth contract year.

OTHER INFORMATION

        You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

        The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

PREMIUM TAXES

        Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

        We may advertise total return performance and annual changes in accumulation unit values.

        Information on total return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable Fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

        If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made.We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction or, if the auction is discontinued, not less than a rate from an index which in our opinion is comparable and is approved by state insurance regulatory authorities.


        If you own a Variable/Fixed Contract you may transfer Fixed Account funds to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(B) CONTRACTS

        If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

        When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

        Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

        If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

        Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

        The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

        You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

        WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

        ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

        Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

        EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

        o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

        o  withdrawals made on or after age 59 1/2;

        o  distributions made after death; and

        o  withdrawals attributable to total and permanent disability.

        TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

        SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

        The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

        QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

        For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

        Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

        This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

        The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS


--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................  B-2
               First Variable Annuity Payments ............................  B-2
               Subsequent Variable Annuity Payments .......................  B-2
               Annuity Units ..............................................  B-2
               Value of Annuity Units .....................................  B-3
               Net Investment Factor ......................................  B-3
               Assumed Interest Rate ......................................  B-4
               Valuation Period ...........................................  B-4


--------------------------------------------------------------------------------
PERFORMANCE DATA ..........................................................  B-4
               Average Annual Total Return ................................  B-4

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.................................. B-14

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES................................. B-14

--------------------------------------------------------------------------------
CUSTODIAN ................................................................. B-14

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ...................................................... B-14

--------------------------------------------------------------------------------
LEGAL MATTERS ............................................................. B-14

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ...................................................... B-14

--------------------------------------------------------------------------------

PROSPECTUS  -- MAY 1, 2001
CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS --
FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------



OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172   TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes a group variable and fixed annuity contract offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between the Contractholder and Penn Mutual. You, as a participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.

The Contract:

o has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;

o has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%; and

o is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and allows you to receive annuity payments over different periods of time, including over your lifetime.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                    MANAGER
        Money Market Fund                  Independence Capital Management, Inc.
        Quality Bond Fund                  Independence Capital Management, Inc.
        High Yield Bond Fund               T. Rowe Price Associates, Inc.
        Flexibly Managed Fund              T. Rowe Price Associates, Inc.
        Growth Equity Fund                 Independence Capital Management, Inc.
        Large Cap Value Fund               Putnam Investment Management, LLC
        International Equity Fund          Vontobel USA Inc.
--------------------------------------------------------------------------------

A Prospectus for the Penn Series Funds, Inc. accompanies this prospectus.

You also may direct us to invest in one or more of our fixed interest accounts.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF 5% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT CERTIFICATE ISSUED WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS..................................................................4
--------------------------------------------------------------------------------
EXPENSES.......................................................................4
--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES..................................................5
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES.......................................................6
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY........................................10
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT..........................................................10
        Accumulation Units - Valuation........................................10
        Voting Instructions...................................................11
        Investment Options in the Separate Account............................11
                Money Market Fund.............................................11
                Quality Bond Fund.............................................11
                High Yield Bond Fund..........................................11
                Flexibly Managed Fund.........................................11
                Growth Equity Fund............................................11
                Large Cap Value Fund..........................................11
                International Equity Fund.....................................12
--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS...................................................12
--------------------------------------------------------------------------------
THE CONTRACT..................................................................12
       How Do I Participate in a Contract?....................................13
       What Type of Annuity Payments May I Choose?............................13
       What Are the Death Benefits Under My Certificate?......................14
       May I Transfer Money Among Investment Options?.........................15
       May I Withdraw Any of My Money?........................................15
       Deferment of Payments and Transfers....................................15
       What Charges Do I Pay?.................................................15
       Administration Charges.................................................16
       Mortality and Expense Risk Charges.....................................16
       Contingent Deferred Sales Charge.......................................16
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION.......................................................17
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS.............................17
       General Information....................................................17
       Loans Under Section 403(b) Contracts...................................18
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS.............................................18
       Withdrawals and Death Benefits.........................................19
       Annuity Payments.......................................................19
       Early Withdrawals......................................................19
       Transfers..............................................................19
       Separate Account Diversification.......................................19
       Qualified Plans........................................................19
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................20
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS..................................21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:

         ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
         ANNUITY DATE:  The date on which annuity payments start.
         ANNUITY UNIT: A unit of measure used to compute a Participant's variable annuity payment.
         CERTIFICATE: A certificate issued under the Contract which sets the Participant's interest in the Contract.
         CONTRACT: The group combination variable and fixed annuity contract described in this prospectus.
         PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.
         PARTICIPANT'S FIXED ACCOUNT: An account established and maintained by The Penn Mutual Life Insurance Company under the fixed account provisions of the Contract.
         PARTICIPANT'S FIXED ACCOUNT VALUE: The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account. PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained under the Contract for a Participant.
         PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.
         WE:  The Penn Mutual Life Insurance company.
         YOU:  The Participant


--------------------------------------------------------------------------------
EXPENSES

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Load Imposed on Purchase Payments.................................................................. None
 Deferred Sales Load, as percentage of the amount withdrawn............................................... 5%*
 Exchange Fee............................................................................................. None
 ANNUAL CONTRACT ADMINISTRATION CHARGE.................................................................... $30
 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)
 Mortality and Expense Risk Charge........................................................................ 1.25%
 Account Fees and Expenses................................................................................ None
                                                                                                           ------
 Total Separate Account Annual Expenses................................................................... 1.25%

---------------------------------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value. See WHAT CHARGES DO I PAY? in this prospectus.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                        ADMINISTRATIVE
                                                         AND CORPORATE
                                    MANAGEMENT           SERVICES FEES
                                       FEES                       ----                                         TOTAL
                                  (AFTER WAIVER,        (AFTER WAIVER,       ACCOUNTING         OTHER          FUND
                                      IF ANY)               IF ANY)             FEES          EXPENSES       EXPENSES
                                      -------               -------            ------         --------       --------
Money Market..................         0.26%                 0.15%              0.08%           0.09%          0.58%
Quality Bond..................         0.37%                 0.15%              0.08%           0.08%          0.68%
High Yield Bond...............         0.50%                 0.13%              0.08%           0.16%          0.87%(1)
Flexibly Managed..............         0.57%                 0.15%              0.05%           0.06%          0.83%
Growth Equity.................         0.57%                 0.15%              0.06%           0.06%          0.84%
Large Cap Value...............         0.57%                 0.15%              0.06%           0.06%          0.84%
International Equity..........         0.82%                 0.15%              0.07%           0.12%          1.16%

-------------------------
These expenses are based upon Fund data for the last fiscal year ended December 31, 2000.
(1) Had fees not been waived by the investment adviser and the administrator of the fund, total expenses would have been 0.91%

--------------------------------------------------------------------------------

     The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

     Premium taxes may be applicable. See WHAT CHARGES DO I PAY? in this prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

EXAMPLE

     If you own certificates and surrender your certificates at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                       ONE YEAR        THREE YEARS      FIVE YEARS        TEN YEARS
                                                       --------        -----------      ----------        ---------
Penn Series Money Market Fund                            $69              $108             $132             $216
Penn Series Quality Bond Fund                            $70              $111             $137             $227
Penn Series High Yield Bond Fund                         $72              $116             $146             $247
Penn Series Flexibly Managed Fund                        $71              $115             $144             $242
Penn Series Growth Equity Fund                           $71              $115             $145             $243
Penn Series Large Cap Value Fund                         $71              $115             $145             $243
Penn Series International Equity Fund                    $75              $125             $160             $276

--------------------------------------------------------------------------------
EXAMPLE

     If you own certificates and do not surrender your certificates, or you elect an annuity option at the end of the applicable time period, you would pay the following expense on each $1,000 invested, assuming 5% annual return on assets:

                                                          ONE YEAR       THREE YEARS      FIVE YEARS      TEN YEARS
                                                          --------       -----------      ----------      ---------
Penn Series Money Market Fund                               $19              $58             $100            $216
Penn Series Quality Bond Fund                               $20              $61             $105            $227
Penn Series High Yield Bond Fund                            $22              $67             $115            $247
Penn Series Flexibly Managed Fund                           $21              $66             $113            $242
Penn Series Growth Equity Fund                              $21              $66             $113            $243
Penn Series Large Cap Value Fund                            $21              $66             $113            $243
Penn Series International Equity Fund                       $25              $76             $130            $276

----------------------
The examples are based on examples for the year ended December 31, 2000. Your expenses may be more or less than what is shown.

--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

     The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in these tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        2000           1999          1998           1997           1996          1995
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $20.953        $20.268       $19.541        $18.817        $18.148       $17.416
Accumulation Unit Value,
end of period......................    $21.937        $20.953       $20.268        $19.541        $18.817       $18.148
Number of Accumulation Units
outstanding, end of period.........   1,066,633      1,669,670     1,449,199      1,120,603      1,192,388     1,062,385
--------------------------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        1994          1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............    $17.003        $16.791       $16.491        $15.732
Accumulation Unit Value, end
of period..........................   $17.416        $17.003       $16.791        $16.491
Number of Accumulation Units
outstanding, end of period.........   825,274        658,620       698,584        769,958
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        2000           1999          1998           1997           1996          1995
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $21.769        $22.043       $20.260        $18.990        $18.465       $15.562
Accumulation Unit Value,
end of period......................    $24.078        $21.769       $22.043        $20.260        $18.990       $18.465
Number of Accumulation Units
outstanding, end of period.........   1,254,944        1,612,651   1,665,664      1,497,635      1,664,378     1,869,975
--------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $16.639        $15.088       $14.336        $12.558
Accumulation Unit Value,
end of period......................    $15.562        $16.639       $15.088        $14.336
Number of Accumulation Units
outstanding, end of period.........   1,890,869      1,953,188     1,337,087      1,229,163
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
                                                                   YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
                                        2000          1999          1998           1997           1996          1995
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............    $35.666        $34.645       $33.476        $29.276        $26.033       $22.644
Accumulation Unit Value,
end of period......................   $33.923        $35.666       $34.645        $33.476        $29.276       $26.033
Number of Accumulation Units
outstanding, end of period.........   961,997       1,176,269     1,308,094      1,261,904     1,185,318      1,194,944
--------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $24.742        $20.918       $18.291        $13.534
Accumulation Unit Value,
end of period......................    $22.644        $24.742       $20.918        $18.291
Number of Accumulation Units
outstanding, end of period.........   1,264,890      1,257,271      705,414        594,530
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        2000           1999          1998           1997           1996          1995
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $62.396        $58.951       $56.265        $49.262        $42.865       $35.496
Accumulation Unit Value, end
of period..........................    $75.311        $62.396       $58.951        $56.265        $49.262       $42.865
Number of Accumulation Units
outstanding, end of period.........   3,500,263      4,634,490     5,766,014      5,974,993      5,711,843     4,946,240
--------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $34.514        $30.179       $27.893        $23.215
Accumulation Unit Value, end
of period..........................    $35.496        $34.514       $30.179        $27.893
Number of Accumulation Units
outstanding, end of period.........   4,198,305      3,143,601     2,327,829      1,664,751
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                               2000                        1999                        1998
--------------------------------------------------------------------------------------------------------------------------
                                        QUAL         NON-QUAL        QUAL         NON-QUAL         QUAL       NON-QUAL
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $89.413        $88.677       $67.515        $66.959       $48.256       $47.859
Accumulation Unit Value,
end of period......................    $64.715        $65.253       $89.413        $88.677       $67.515       $66.959
Number of  Accumulation Units
outstanding, end of  period........    632,835       1,638,918     1,772,202       665,530      1,752,036      626,895
--------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                              1997                         1996                         1995
--------------------------------------------------------------------------------------------------------------------------
                                        QUAL         NON-QUAL        QUAL         NON-QUAL         QUAL       NON-QUAL
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $38.550        $38.235       $32.596        $32.327       $26.102       $25.887
Accumulation Unit Value,
end of period......................    $48.256        $47.859       $38.550        $38.235       $32.596       $32.327
Number of  Accumulation Units
outstanding, end of  period........   1,794,481       617,717      1,830,081       620,903      1,991,646      674,290
--------------------------------------------------------------------------------------------------------------------------


                                                               YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                              1994                      1993                     1992
----------------------------------------------------------------------------------------------------------------
                                       QUAL       NON-QUAL       QUAL       NON-QUAL       QUAL       NON-QUAL
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............    $28.766      $28.528      $25.906      $25.692      $24.756     $24.552
Accumulation Unit Value,
end of period......................   $26.102      $25.887      $28.766      $28.528      $25.906     $25.692
Number of  Accumulation Units
outstanding, end of  period........   2,119,836     717,328     2,042,023     685,110     2,004,015    669,679
----------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                              1991
----------------------------------------------------------------------------------------------------------------
                                       QUAL       NON-QUAL
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............    $18.605      $18.451
Accumulation Unit Value,
end of period......................   $24.756      $24.552
Number of  Accumulation Units
outstanding, end of  period........   1,680,322     518,717
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        2000           1999          1998           1997           1996          1995
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $40.329        $41.167       $38.038        $30.819        $24.928       $18.361
Accumulation Unit Value,
end of period......................    $44.862        $40.329       $41.167        $38.038        $30.819       $24.928
Number of Accumulation Units
outstanding, end of period.........   3,228,429      4,407,110     5,273,048      5,409,879      4,907,784     4,235,839
--------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                        1994           1993          1992           1991
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $18.062        $17.080       $15.058        $11.939
Accumulation Unit Value, end
of period..........................    $18.361        $18.062       $17.080        $15.058
Number of Accumulation Units
outstanding, end of period.........   3,886,404      3,693,652     2,865,294      2,207,661
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                         2000           1999           1998          1997           1996          1995
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $30.678         $21.320       $18.164        $16.659        $14.434       $12.843
Accumulation Unit Value,
end of period......................    $24.641         $30.678       $21.320        $18.164        $16.659       $14.434
Number of Accumulation Units
outstanding, end of period.........   3,568,406       3,579,323     3,822,847      4,155,960      4,012,762     3,388,479
---------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------
                                        1994           1993         1992(a)
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period...............     $13.880        $10.175       $10.000
Accumulation Unit Value,
end of period......................    $12.843        $13.880       $10.175
Number of Accumulation Units
outstanding, end of period.........   3,556,098      1,847,892      92,386
-------------------------------------------------------------------------------------------------------------------------

(a) For the period November 2, 1992 (date subaccount was established) through December 31, 1992.


--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

     The Penn Mutual Life Insurance Company is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. We issue and are liable for all benefits and payments under the Contract.


--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

     The Company established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds. The financial statements of the Separate Account for the year ended December 31, 2000 are included in the statement of additional information referred to on the cover page of this prospectus.

o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

     Allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts of the Separate Account that you select. We value Accumulation Units at the close of business (4:00 p.m. EST) on each day the New York Stock Exchange (NYSE) is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of business of the NYSE will be valued based on the Accumulation Unit Value computed as of the close of business on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.

     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of PENN SERIES FUNDS, INC.:

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND-- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries.

     Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund.

     Shares of Penn Series are also sold through other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.

READ THE PROSPECTUS OF PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS

     The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.


--------------------------------------------------------------------------------
THE CONTRACT

     Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.

     In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     o   how often you make a purchase payment and how much you invest;

     o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

     o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

     o   the type of annuity that we pay and who receives it;

     o   the Beneficiary or Beneficiaries to whom we pay death benefits; and

     o   the amount and frequency of withdrawals from the Contract Value.

The Contract has:

     o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.

     We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PARTICIPATE IN A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

     The distributor of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
WHAT TYPE OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.

     You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

     Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

     Other Information. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.

     If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CERTIFICATE?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

     If you die prior to the Annuity Date, we will pay your Beneficiary the greater of:

     o the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

     o the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the value period in which proof of death and any other required information is received at our service office.

     The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Participant.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

     You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received at our administrative office from you or the agent of record (pursuant to your instructions) and any other applicable requirements are made before the death of the Participant.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     On the annuity date, you may choose to receive annuity payments for a specified number of years under Option 1 or you may withdraw the present value of your annuity.

     If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.

     403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Participant is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.

--------------------------------------------------------------------------------
ADMINISTRATION CHARGES

These charges reimburse us for administering the Contracts and the Separate Account.

     o We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the subaccounts in which you invested.

--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGES

     o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE

     You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.

     If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.

      --------------------------------------------------------------
        PARTICIPANT'S ENROLLMENT YEAR                PERCENTAGE
      --------------------------------------------------------------
           Second through Seventh                       10%
      --------------------------------------------------------------
                  Eighth                                25%
      --------------------------------------------------------------
                  Ninth                                 50%
      --------------------------------------------------------------
                  Tenth                                 75%
      --------------------------------------------------------------

     No charge will be made on any withdrawal after the Participant has been enrolled for ten years.

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Any premium taxes payable will be deducted at the Annuity Date. Currently, they range from 0% to 3.5%. There may be additional penalties incurred if you make withdrawals from the Three Year Guaranteed Account. See MORE INFORMATION ABOUT FIXED INTEREST OPTIONS.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long each Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).


--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

     You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

     (1) (Option A) the One Year Guaranteed Account; and

     (2) (Option B) the Fixed Holding Account;

     (3) (Option C) the Three Year Guaranteed Account.

     The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

     We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

     For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

     For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.

     We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than the 52 week Treasury Bill discount rate obtained from the most recent regularly scheduled auction or, if the auction is discontinued, not less than a rate from an index which in our opinion is comparable and is approved by state insurance regulatory authorities.

     You may transfer money from a Fixed Account to subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

     If the Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

     When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Penn Series Money Market account. You may then transfer amounts from the Money Market account to the other investment options offered under the Contract.

     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; on withdrawals made on or after age 59 1/2; on distributions made after death; and on withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be your Participant's Variable Contract Value and Participant's Fixed Contract Value at the time of transfer over your investment in the Contract at the time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for the underlying funds.

     The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under
Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
   First Variable Annuity Payments...........................................B-2
   Subsequent Variable Annuity Payments......................................B-2
   Annuity Units.............................................................B-2
   Value of Annuity Units....................................................B-3
   Net Investment Factor.....................................................B-3
   Assumed Interest Rate.....................................................B-4
   Valuation Period..........................................................B-4

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-4
   Average Annual Total Return...............................................B-4

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES...................................B-14

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES..................................B-14

--------------------------------------------------------------------------------
CUSTODIAN...................................................................B-14

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS........................................................B-14

--------------------------------------------------------------------------------
LEGAL MATTERS...............................................................B-14

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS........................................................B-14

--------------------------------------------------------------------------------

                                     PART B
                                     ------


                       INFORMATION REQUIRED IN A STATEMENT
                       -----------------------------------

                            OF ADDITIONAL INFORMATION
                            -------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2001
--------------------------------------------------------------------------------


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 O  TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 2001. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to herein as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or, you may call, toll free, 1-800-523-0650.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS .................................................  B-2
         First Variable Annuity Payment ...................................  B-2
         Subsequent Variable Annuity Payments .............................  B-2
         Annuity Units ....................................................  B-2
         Value of Annuity Units ...........................................  B-3
         Net Investment Factor ............................................  B-3
         Assumed Interest Rate ............................................  B-4
         Valuation Period .................................................  B-4

--------------------------------------------------------------------------------


PERFORMANCE DATA ..........................................................  B-4
         Average Annual Total Return.......................................  B-4
--------------------------------------------------------------------------------


ADMINISTRATIVE AND RECORDKEEPING SERVICES  ................................ B-14
--------------------------------------------------------------------------------

DISTRIBUTION OF CONTRACTS AND CERTIFICATES ................................ B-14
--------------------------------------------------------------------------------
CUSTODIAN ................................................................. B-14

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ...................................................... B-14

--------------------------------------------------------------------------------
LEGAL MATTERS ............................................................. B-14

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ...................................................... B-14

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------

FIRST VARIABLE ANNUITY PAYMENT

         The dollar amount of the first monthly annuity payment will be determined by applying the net contract or variable account value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

         The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------

ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the annuity date. The number will not change as a result of investment experience.

--------------------------------------------------------------------------------

VALUE OF ANNUITY UNITS

         For each subaccount selected, the value of an annuity unit was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate of 4% included in the annuity tables.

--------------------------------------------------------------------------------

NET INVESTMENT FACTOR

         For any subaccount the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period PLUS


         The per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period PLUS OR MINUS

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period PLUS OR MINUS

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the daily expense risk charge and the daily mortality risk charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Separate Account.

--------------------------------------------------------------------------------

ASSUMED INTEREST RATE

         A 4% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------

VALUATION PERIOD

         Valuation period is the period from one valuation to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------

PERFORMANCE DATA
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission (Tables 1A, 1B, 1C and 1D) and average annual total return information based upon different hypothetical assumptions (Tables 2A, 2B, 3A and 3B).

TABLE 1A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND ASSUMING NO PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR


                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                      ---------------------------------------------------------

                                                                    ONE        FIVE         TEN        FROM
                                                                   YEAR        YEARS       YEARS     INCEPTION
                                                      INCEPTION    ENDED       ENDED        ENDED     THROUGH
FUND (MANAGER)                                         DATE*     12/31/00    12/31/00     12/31/00   12/31/00
                                                       ------    --------    --------     --------   --------
Quality Bond (Independence Capital)(a).............. 3/17/1987      3.53%       4.77%        6.64%       6.57%
Limited Maturity Bond (Independence Capital)(a).....  5/1/2000        N/A         N/A          N/A      -0.65%
High Yield Bond (T. Rowe Price)(a)..................  8/6/1984    -11.03%       4.73%        9.54%       7.72%
Flexibly Managed (T. Rowe Price)(a)................. 7/31/1984     12.58%      10.88%       12.16%      12.98%
Growth Equity-Non-Qualified
(Independence Capital)(a)...........................  6/1/1983    -31.90%      14.06%       13.20%      11.19%
Growth Equity-Qualified
(Independence Capital)(a)........................... 8/11/1983    -31.90%      14.06%       13.20%      11.38%
Index 500 (Wells)(a)................................  5/1/2000        N/A         N/A          N/A     -22.89%
Mid Cap Growth (Turner)(a)..........................  5/1/2000        N/A         N/A          N/A     -26.79%
Mid Cap Value (Neuberger Berman)(a).................  5/1/2000        N/A         N/A          N/A      22.72%
Large Cap Value (Putnam)(a)......................... 3/17/1987      3.83%      11.55%       13.92%      11.48%
Emerging Growth
(RS Investment Management)(a).......................  5/1/1997    -33.97%       N/A            N/A      41.13%
Small Cap Value (Royce)(a)..........................  5/1/1995      5.13%       6.45%          N/A       7.99%
International Equity (Vontobel)(a).................. 11/1/1992    -25.02%      10.46%          N/A      11.66%
Balanced (Neuberger Berman)(b)......................  5/3/1993    -11.75%      10.71%          N/A      10.44%
Equity-Income (Fidelity Investments)(c).............  5/1/1995      0.13%      11.32%          N/A      13.68%
Growth (Fidelity Investments)(c)....................  5/1/1995    -17.88%      16.98%          N/A      19.54%
Asset Manager (Fidelity Investments)(d).............  5/1/1995    -11.15%       9.14%          N/A      10.32%
Emerging Markets Equity (International)
(Morgan Stanley)(e).................................  5/1/1997    -43.79%         N/A          N/A      -7.48%

------------
* Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

TABLE 1B DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND ASSUMING PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR




                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                      DATE*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                      ------      --------   --------    --------     --------

Quality Bond (Independence Capital)(a)...........  3/17/1987      3.53%       4.67%       6.54%        6.57%
Limited Maturity Bond (Independence Capital)(a)    5/1/2000         N/A         N/A         N/A       -0.65%
High Yield Bond (T. Rowe Price)(a)...............  8/6/1984     -11.03%       4.63%       9.44%        7.72%
Flexibly Managed (T. Rowe Price)(a)..............  7/31/1984     12.58%      10.78%      12.06%       12.98%
Growth Equity-Non-Qualified
(Independence Capital)(a)........................  6/1/1983     -31.90%      13.96%      13.10%       11.19%
Growth Equity-Qualified
(Independence Capital)(a)........................  8/11/1983    -31.90%      13.96%      13.10%       11.38%
Index 500 (Wells)(a).............................  5/1/2000         N/A         N/A         N/A      -22.89%
Mid Cap Growth (Turner)(a).......................  5/1/2000         N/A         N/A         N/A      -26.79%
Mid Cap Value (Neuberger Berman)(a)..............  5/1/2000         N/A         N/A         N/A       22.72%
Large Cap Value (Putnam)(a)......................  3/17/1987      3.83%      11.45%       13.82%      11.48%
Emerging Growth
(RS Investment Management)(a)...................   5/1/1997     -33.97%         N/A         N/A       41.13%
Small Cap Value (Royce)(a).......................  5/1/1995       5.13%       6.35%         N/A        7.81%
International Equity (Vontobel)(a)...............  11/1/1992    -25.02%      10.36%         N/A       11.47%
Balanced  (Neuberger Berman)(b)..................  5/3/1993     -11.75%      10.61%         N/A       10.18%
Equity-Income (Fidelity Investments)(c)..........  5/1/1995       0.13%      11.22%         N/A       13.49%
Growth (Fidelity Investments)(c).................  5/1/1995     -17.88%      16.87%         N/A       19.35%
Asset Manager (Fidelity Investments)(d)..........  5/1/1995     -11.15%       9.04%         N/A       10.14%
Emerging Markets Equity (International)
(Morgan Stanley)(e)..............................  5/1/1997     -43.79%         N/A          NA       -7.48%

--------------
* Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

TABLE 1C DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD




                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/00   12/31/00    12/31/00     12/31/00
                                                     -----      --------   --------    --------     --------

Quality Bond (Independence Capital)(a)...........  3/17/1987      5.49%       4.52%       6.35%         6.57%
Limited Maturity Bond (Independence Capital)(a)    5/1/2000         N/A         N/A         N/A         2.18%
High Yield Bond (T. Rowe Price)(a)...............  8/6/1984      -9.29%       4.48%       9.31%         7.72%
Flexibly Managed (T. Rowe Price)(a)..............  7/31/1984     15.18%      10.84%      11.98%        12.98%
Growth Equity-Non-Qualified
(Independence Capital)(a)........................  6/1/1983     -30.45%      14.10%      13.03%        11.19%
Growth Equity-Qualified
(Independence Capital)(a)........................  8/11/1983    -30.45%      14.10%      13.03%        11.38%
Index 500 (Wells)(a).............................  5/1/2000         N/A         N/A         N/A       -20.59%
Mid Cap Growth (Turner)(a).......................  5/1/2000         N/A         N/A         N/A       -24.59%
Mid Cap Value (Neuberger Berman)(a)..............  5/1/2000         N/A         N/A         N/A        27.09%
Large Cap Value (Putnam)(a)......................  3/17/1987       5.84%      11.52%     13.76%        11.48%
Emerging Growth
(RS Investment Management)(a)....................  5/1/1997     -32.55%         N/A         N/A        42.02%
Small Cap Value (Royce)(a).......................  5/1/1995       7.21%       6.26%         N/A         7.72%
International Equity (Vontobel)(a)...............  11/1/1992    -23.47%      10.40%         N/A        11.38%
Balanced (Neuberger Berman)(b)...................  5/3/1993     -10.03%      10.66%         N/A        10.10%
Equity-Income (Fidelity Investments)(c)..........  5/1/1995       2.02%      11.29%         N/A        13.56%
Growth (Fidelity Investments)(c).................  5/1/1995     -16.24%      17.10%         N/A        19.55%
Asset Manager (Fidelity Investments)(d)..........  5/1/1995      -9.42%       9.04%         N/A        10.12%
Emerging Markets Equity (International)
(Morgan Stanley)(e)..............................  5/1/1997     -42.51%         N/A         N/A        -7.68%

* Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

TABLE 1D PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT -- ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD


                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------
                                                                  ONE        FIVE        TEN          FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                      DATE*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                      ------      --------   --------    --------     --------

Quality Bond (Independence Capital)(a)...........  3/17/1987      5.52%       4.38%       6.50%        6.57%
High Yield Bond (T. Rowe Price)(a)...............  8/6/1984      -9.32%       4.34%       9.40%        7.72%
Flexibly Managed (T. Rowe Price)(a)..............  7/31/1984     14.75%      10.47%      12.02%       12.98%
Growth Equity-Non-Qualified
(Independence Capital)(a)........................  6/1/1983     -30.59%      13.64%      13.06%       11.19%
Growth Equity-Qualified
(Independence Capital)(a)........................  8/11/1983    -30.59%      13.64%      13.06%       11.38%
Large Cap Value (Putnam)(a)......................  3/17/1987      5.84%      11.13%      13.78%       11.48%
International Equity (Vontobel)(a)...............  11/1/1992    -23.57%      10.05%         N/A       11.03%

------------
* Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.

TABLE 2A          DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND
                  DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD, INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.



                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                  -----------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                 YEAR        YEARS       YEARS      INCEPTION
                                                  INCEPTION      ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                     DATE*       12/31/00    12/31/00    12/31/00     12/31/00
--------------                                     ------      --------    --------    --------     --------

Quality Bond (Independence Capital)(a)..........  3/17/1987     10.49%       5.34%       6.64%         6.57%
Limited Maturity Bond (Independence Capital)(a)   5/1/2000         N/A         N/A         N/A         9.51%
High Yield Bond (T. Rowe Price)(a)..............  8/6/1984      -5.04%       5.30%       9.54%         7.72%
Flexibly Managed (T. Rowe Price)(a).............  7/31/1984     20.18%      11.49%      12.16%        13.07%
Growth Equity-Non-Qualified
(Independence Capital)(a).......................  6/1/1983     -27.30%      14.69%      13.20%        11.19%
Growth Equity-Qualified
(Independence Capital)(a).......................  8/11/1983    -27.30%      14.69%      13.20%        11.24%
Index 500 (Wells)(a)............................  5/1/2000         N/A         N/A         N/A       -15.00%
Mid Cap Growth (Turner)(a)......................  5/1/2000         N/A         N/A         N/A       -19.30%
Mid Cap Value (Neuberger Berman)(a).............  5/1/2000         N/A         N/A         N/A        35.27%
Large Cap Value (Putnam)(a).....................  3/17/1987     10.84%      12.16%      13.92%        11.48%
Emerging Growth
(RS Investment Management)(a)...................  5/1/1997     -29.52%         N/A         N/A        42.55%
Small Cap Value Fund (Royce)(a).................  3/1/1995      12.21%       7.03%         N/A         8.07%
International Equity (Vontobel)(a)..............  11/1/1992    -19.96%      11.06%         N/A        11.66%
Balanced (Neuberger Berman)(b)..................  2/28/1989     -5.81%      11.32%      10.46%        10.15%
Equity-Income (Fidelity Investments)(c).........  10/9/1986      6.87%      11.93%      15.71%        11.93%
Growth (Fidelity Investments)(c)................  10/9/1986    -12.35%      17.62%      18.41%        14.93%
Asset Manager (Fidelity Investments)(d).........  9/6/1989      -5.18%       9.74%      10.53%         9.82%
Emerging Markets Equity (International)
(Morgan Stanley)(e).............................  10/1/1996    -40.01%         N/A         N/A        -4.00%

----------------
*    Date the underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

TABLE 2B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT --ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND



                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   -----------------------------------------------------------

                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                      DATE*       12/31/00   12/31/00    12/31/00     12/31/00
                                                    ------      --------   --------    --------     --------

Quality Bond (Independence Capital)(a)...........  3/17/1987     10.49%      5.34%       6.64%        6.57%
High Yield Bond (T. Rowe Price)(a)...............  8/6/1984      -5.04%      5.30%       9.54%        7.72%
Flexibly Managed (T. Rowe Price)(a)..............  7/31/1984     20.18%     11.49%      12.16%       13.07%
Growth Equity-Non-Qualified
(Independence Capital)(a)........................  6/1/1983     -27.30%     14.69%      13.20%       11.19%
Growth Equity-Qualified
(Independence Capital)(a)........................  8/11/1983    -27.30%     14.69%      13.20%       11.24%
Large Cap Value (Putnam)(a)......................  3/17/1987     10.84%     12.16%      13.92%       11.48%
International Equity (Vontobel)(a)...............  11/1/1992    -19.96%     11.06%         N/A       11.66%

----------------
*    Date the underlying fund was established.
(a)  Penn Series Funds, Inc.

TABLE 3A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II VARIABLE CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.



                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                  -----------------------------------------------------------
                                                                  ONE         FIVE        TEN         FROM
                                                                 YEAR        YEARS       YEARS      INCEPTION
                                                  INCEPTION      ENDED        ENDED       ENDED      THROUGH
FUND (MANAGER)                                      DATE*      12/31/00     12/31/00    12/31/00    12/31/00
--------------                                      -----      --------     --------    --------    --------
Quality Bond (Independence Capital)(a)..........  3/17/1987     10.60%       5.43%       6.71%        6.57%
Limited Maturity Bond(Independence Capital)(a)    5/1/2000         N/A         N/A         N/A        9.55%
High Yield Bond (T. Rowe Price)(a)..............  8/6/1984      -4.90%       5.42%       9.61%        7.73%
Flexibly Managed (T. Rowe Price)(a).............  7/31/1984     20.65%      11.87%      12.45%       13.08%
Growth Equity-Non-Qualified
(Independence Capital)(a).......................  6/1/1983     -27.05%      14.85%      13.34%       11.20%
Growth Equity-Qualified
(Independence Capital)(a).......................  8/11/1983    -27.05%      14.85%      13.34%       11.37%
Index 500 (Wells)(a)............................  5/1/2000         N/A         N/A         N/A      -14.82%
Mid Cap Growth (Turner)(a)......................  5/1/2000         N/A         N/A         N/A       -19.14%
Mid Cap Value (Neuberger Berman)(a).............  5/1/2000         N/A         N/A         N/A       35.40%
Large Cap Value (Putnam)(a).....................  3/17/1987     11.20%      12.42%      14.12%       11.49%
Emerging Growth
(RS Investment Management)(a)...................  5/1/1997     -29.44%         N/A         N/A       42.56%
Small Cap Value (Royce)(a)......................  3/1/1995      12.30%       7.11%         N/A        8.08%
International Equity (Vontobel)(a)..............  11/1/1992    -19.71%      11.25%         N/A       11.67%
Balanced (Neuberger Berman)(b)..................  2/28/1989     -5.75%      11.37%      10.51%       10.18%
Equity-Income (Fidelity Investments)(c).........  10/9/1986      7.05%      12.06%      15.79%       11.93%
Growth (Fidelity Investments)(c)................  10/9/1986    -12.12%      17.78%      18.52%       14.93%
Asset Manager (Fidelity Investments)(d).........  9/6/1989      -5.13%       9.77%      10.56%        9.82%
Emerging Markets Equity (International)
(Morgan Stanley)(e).............................  10/1/1996    -39.97%         N/A         N/A       -3.99%

--------------
*    Date the underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

TABLE 3B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT --ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND



                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------------------------------

                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                      DATE*       12/31/00   12/31/00    12/31/00     12/31/00
                                                    ------      --------   --------    --------     --------

Quality Bond (Independence Capital)(a)...........  3/17/1987     10.60%      5.43%       6.71%        6.57%
High Yield Bond (T. Rowe Price)(a)...............  8/6/1984      -4.90%      5.42%       9.61%        7.73%
Flexibly Managed (T. Rowe Price)(a)..............  7/31/1984     20.65%     11.87%      12.45%       13.08%
Growth Equity-Non-Qualified
(Independence Capital)(a)........................  6/1/1983     -27.05%     14.85%      13.34%       11.20%
Growth Equity-Qualified
(Independence Capital)(a)........................  8/11/1983    -27.05%     14.85%      13.34%       11.37%
Large Cap Value (Putnam)(a)......................  3/17/1987     11.20%     12.42%      14.12%       11.49%
International Equity (Vontobel)(a)...............  11/1/1992    -19.71%     11.25%         N/A       11.67%


*    Date the underlying fund was established.
(a)  Penn Series Funds, Inc.

         Average annual total returns in Tables 1A, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the value at the end of the periods shown, in accordance with the following formula: P(1 + T) n = EV. In the formula, P is a hypothetical investment of $1,000 in tables 2A and 2B and $10,000 in Tables 3A and 3B; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the periods. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.


         THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------


DISTRIBUTION OF CONTRACTS AND CERTIFICATES

         Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of Horner, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 2000, 1999, and 1998 the Company paid Hornor, Townsend & Kent, Inc. underwriting commissions of $93,212, $338,282 and $450,661, respectively.

--------------------------------------------------------------------------------

CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

         Ernst & Young LLP serve as independent auditors of the Separate Account and the Company. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

--------------------------------------------------------------------------------

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1701 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 MONEY       QUALITY   HIGH YIELD    GROWTH EQUITY
                                                                TOTAL         MARKET FUND+  BOND FUND+ BOND FUND+       FUND+
                                                           ---------------   ------------- ----------- ----------    -------------
INVESTMENT IN COMMON STOCK
Number of Shares ..................................                           34,290,959    3,515,185    4,832,272      8,028,803
Cost ..............................................        $1,349,306,574     34,290,959   35,983,902   44,644,137    177,122,016

ASSETS:
Investments at market value .......................        $1,423,853,779     34,290,959   36,311,859   36,000,424    162,101,532
Dividends receivable ..............................               195,777        195,777            -            -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company            (3,893,196)    (4,416,810)      15,821       14,873         49,653

                                                           --------------    -----------  -----------  -----------   ------------
NET ASSETS ........................................        $1,427,942,752    $38,903,546  $36,296,038  $35,985,551   $162,051,879
                                                           ==============    ===========  ===========  ===========   ============

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                 MONEY       QUALITY   HIGH YIELD    GROWTH EQUITY
                                                                TOTAL         MARKET FUND+  BOND FUND+ BOND FUND+       FUND+
                                                           -------------     ------------- ----------- ----------    -------------
INVESTMENT INCOME:
Dividends .........................................        $  49,104,769     $ 2,261,336   $3,703,520  $ 7,992,358   $           -
EXPENSE:
Mortality and expense risk charges ................           18,493,651         509,278      451,801      487,649       2,618,708
                                                           -------------     -----------   ----------  -----------   -------------

Net investment income (loss) ......................           30,611,118       1,752,058    3,251,719    7,504,709      (2,618,708)
                                                           -------------     -----------   ----------  -----------   -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .......................................            4,560,106               -     (260,753)    (545,392)     (1,223,767)
Capital gains distributions .......................          240,400,297               -      614,875            -      67,695,407
                                                           -------------     -----------   ----------  -----------   -------------

Net realized gains (losses) from investment
     transactions .................................          244,960,403               -      354,122     (545,392)     66,471,640
Net change in unrealized appreciation (depreciation)
     of investments ...............................         (377,882,344)              -      (87,901)  (8,801,723)   (124,268,042)
                                                           -------------     -----------   ----------  -----------   -------------

Net realized and unrealized gains (losses) on
     investments ..................................         (132,921,941)              -      266,221   (9,347,115)    (57,796,402)
                                                           -------------     -----------   ----------  -----------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................        $(102,310,823)    $ 1,752,058   $3,517,940  $(1,842,406)  $ (60,415,110)
                                                           =============     ===========   ==========  ===========   =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                        LARGE CAP        FLEXIBLY                       SMALL CAP        EMERGING
                                                          VALUE           MANAGED    INTERNATIONAL       VALUE           GROWTH
                                                         FUND* +           FUND+      EQUITY FUND+        FUND** +         FUND+
                                                       ------------    ------------   --------------  -----------      -------------
INVESTMENT IN COMMON STOCK
Number of Shares ..................................       8,485,759      14,106,294      5,894,424       2,223,269        3,683,147
Cost ..............................................     117,462,431     221,893,373     89,309,412      29,543,832      106,492,953

ASSETS:
Investments at market value .......................     153,337,668     278,740,353     98,083,212      28,769,111       91,673,531
Dividends receivable ..............................               -               -              -               -                -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company.         61,375         127,914         39,911          10,841           25,737
                                                       ------------    ------------   ------------     -----------     ------------
NET ASSETS ........................................    $153,276,293    $278,612,439   $ 98,043,301     $28,758,270     $ 91,647,794
                                                       ============    ============   ============     ===========     ============
------------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
                                                       LARGE CAP        FLEXIBLY                         SMALL CAP        EMERGING
                                                         VALUE           MANAGED     INTERNATIONAL        VALUE           GROWTH
                                                         FUND* +          FUND+       EQUITY FUND+        FUND** +         FUND+
                                                       -----------     ------------  -------------     -----------     -------------
INVESTMENT INCOME:
Dividends .........................................      $3,693,204    $ 19,042,081       $590,107        $207,015     $          -
EXPENSE:
Mortality and expense risk charges ................       2,017,265       3,504,024      1,036,640         277,470        1,365,586
                                                       ------------    ------------   ------------     -----------     ------------
Net investment income (loss) ......................       1,675,939      15,538,057       (446,533)        (70,455)      (1,365,586)
                                                       ------------    ------------   ------------     -----------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .......................................      (2,311,949)     (1,875,124)      (430,114)       (245,436)      (4,236,732)
Capital gains distributions .......................      46,931,787      34,314,462     24,845,003       2,632,095       29,868,120
                                                       ------------    ------------   ------------     -----------     ------------
Net realized gains (losses) from investment
     transactions .................................      44,619,838      32,439,338     24,414,889       2,386,659       25,631,388
Net change in unrealized appreciation (depreciation)
     of investments ...............................     (32,540,746)        393,655    (46,989,305)       (275,928)     (67,301,185)
                                                       ------------  -------------    ------------     -----------     ------------
Net realized and unrealized gains (losses) on
     investments ..................................      12,079,092      32,832,993    (22,574,416)      2,110,731      (41,669,797)
                                                       ------------  -------------    ------------     -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................    $ 13,755,031    $ 48,371,050   $ (23,020,949)   $ 2,040,276     $(43,035,383)
                                                       ============    ============   =============    ===========     ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small cap Value Fund was named the Small Capitalization Fund.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (CON'T)
--------------------------------------------------------------------------------------------------------------------------

                                                                  LIMITED                       MID CAP
                                                               MATURITY BOND    INDEX 500        GROWTH
                                                               PORTFOLIO+ +      FUND+ +         FUND+ +
                                                              -------------  -------------   -----------
INVESTMENT IN COMMON STOCK
Number of Shares ..................................             594,708      10,993,662       3,315,177
Cost ..............................................           5,971,201     109,783,499      33,953,276

ASSETS:
Investments at market value .......................           6,024,388      99,822,452      29,007,799
 Dividends receivable .............................                   -               -               -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company              (3,987)         20,769         (35,597)

                                                             -----------    ------------    ------------
NET ASSETS ........................................          $6,028,375     $99,801,683     $29,043,396
                                                             ===========    ============    ============

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (CON'T)

                                                                 LIMITED                           MID CAP
                                                                MATURITY BOND      INDEX 500       GROWTH
                                                                PORTFOLIO+ +        FUND+ +        FUND+ +
                                                              ---------------  ------------- -------------
INVESTMENT INCOME:
Dividends .........................................            $637,315          $917,127    $         -
EXPENSE:
Mortality and expense risk charges ................              66,966         1,175,225        306,934
                                                              ----------    --------------   ------------

Net investment income (loss) ......................             570,349          (258,098)      (306,934)
                                                              ----------    --------------   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .......................................            (819,633)       15,381,630      7,473,315
Capital gains distributions .......................              97,592         1,350,705        628,667
                                                              ----------    --------------   ------------

Net realized gains (losses) from investment
     transactions .................................            (722,041)       16,732,335      8,101,982
Net change in unrealized appreciation (depreciation)
     of investments ...............................             512,477       (27,547,217)   (11,723,652)
                                                              ----------    --------------   ------------

Net realized and unrealized gains (losses) on
     investments ..................................            (209,564)      (10,814,882)    (3,621,670)
                                                              ----------    --------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................           $ 360,785     $ (11,072,980)   $(3,928,604)
                                                              ==========    ==============   ============
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          EMERGING
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III        MID CAP                                                               MARKETS EQUITY
STATEMENT OF ASSETS AND LIABILITIES -            VALUE       BALANCED      EQUITY INCOME     GROWTH       ASSET MANAGER    (INT'L)
DECEMBER 31, 2000 (CON'T)                        FUND+ +    PORTFOLIO++     PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO++
                                              ----------   -----------     ------------   ------------    ------------ -----------
INVESTMENT IN COMMON STOCK
Number of Shares ...................            2,593,220     2,809,498      3,004,550       4,051,548     1,581,888      1,607,167
Cost ...............................           26,296,822    49,975,645     62,370,646     160,591,163    26,236,662     17,384,645

ASSETS:
Investments at market value ........           30,911,188    48,548,125     76,676,119     176,850,046    25,310,199     11,394,814
 Dividends receivable ..............                    -             -              -               -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life
 Insurance Company .................               45,221        11,857         29,654          52,052         9,499         48,021
                                              -----------   -----------    -----------    ------------   -----------    -----------
NET ASSETS .......................            $30,865,967   $48,536,268    $76,646,465    $176,797,994   $25,300,700    $11,346,793
                                              ===========   ===========    ===========    ============   ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III                                                                                   EMERGING
STATEMENT OF OPERATIONS - FOR THE YEAR           MID CAP                                                              MARKETS EQUITY
ENDED DECEMBER 31, 2000 (CON'T)                  VALUE       BALANCED      EQUITY INCOME     GROWTH       ASSET MANAGER    (INT'L)
                                                 FUND+ +    PORTFOLIO++     PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO++
                                               ----------   -----------     ------------   ------------    ------------ -----------

INVESTMENT INCOME:
Dividends .................................... $  262,908   $   629,669    $   519,733    $  8,480,529   $   167,867    $         -

EXPENSE:
Mortality and expense risk charges ...........    299,646       579,854        946,046       2,410,208       325,347        115,004
                                               ----------   -----------    -----------    -------------  -----------    -----------
Net investment income (loss) .................    (36,738)       49,815       (426,313)      6,070,321      (157,480)      (115,004)
                                               ----------   -----------    -----------    -------------  -----------    -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Realized gains (losses) from
  redemption of fund shares .................. (4,735,528)      (41,439)      (156,135)       (711,142)        4,520       (706,215)
Capital gains distributions ..................  5,255,442     4,986,304      5,752,598      11,063,553     2,513,627      1,850,060
                                               ----------   -----------    -----------    -------------  -----------    -----------
Net realized gains (losses) from investment
     transactions ............................    519,914     4,944,865      5,596,463      10,352,411     2,518,147      1,143,845
Net change in unrealized appreciation
  (depreciation) of investments ..............  4,602,309   (9,780,939)       (410,813)    (41,456,427)   (3,727,173)    (8,479,734)
                                               ----------   -----------    -----------    -------------  -----------    -----------
Net realized and unrealized gains (losses) on
     investments .............................  5,122,223    (4,836,074)     5,185,650     (31,104,016)   (1,209,026)    (7,335,889)
                                               ----------   -----------    -----------    -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................... $5,085,485   $(4,786,259)   $ 4,759,337    $(25,033,695)  $(1,366,506)   $(7,450,893)
                                               ==========   ===========    ===========    =============  ===========    ===========
 +    Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners
      Portfolio, respectively. The effective date of the name change was May 1, 2000.
 +    Investment in Penn Series Funds, Inc.
 ++   Investment in Neuberger Berman Advisers Management Trust
 +++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
 ++++ Investment in The Universal Institutional Funds, Inc.
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                   TOTAL                        MONEY MARKET FUND+
                                                     ----------------------------------    ----------------------------
                                                           2000               1999            2000             1999
                                                     ---------------    ---------------    ------------     -----------
OPERATIONS:
  Net investment income (loss) ...................      $30,611,118       ($12,021,272)     $1,752,058      $1,228,846
  Net realized gains (losses) from
    investment transactions ......................      244,960,403         18,656,424               -               -
  Net change in unrealized appreciation
    (depreciation) of investments ................     (377,882,344)       225,948,976               -               -
                                                     --------------     --------------    ------------     -----------
Net increase (decrease) in net assets
    resulting from operations ....................     (102,310,823)       232,584,128       1,752,058       1,228,846
                                                     --------------     --------------    ------------     -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..............................      867,503,928        574,203,492     159,249,469     121,832,838
  Surrender benefits .............................     (168,942,027)      (118,977,195)    (10,604,135)    (11,197,551)
  Net transfers ..................................     (653,896,666)      (385,402,907)   (153,930,861)    (96,586,146)
  Death benefits .................................       (5,898,948)        (5,743,417)       (207,267)       (220,239)
  Contract administration charges ................       (1,079,419)        (1,019,724)        (23,859)        (18,923)
  Deferred sales charges .........................       (2,287,477)        (1,712,520)       (163,185)       (185,645)
  Annuity benefits ...............................      (13,197,407)        (9,193,907)       (895,072)       (494,203)
                                                     --------------     --------------    ------------     -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...............       22,201,984         52,153,822      (6,574,910)     13,130,131
                                                     --------------     --------------    ------------     -----------
  Total increase (decrease)  in net assets .......      (80,108,839)       284,737,950      (4,822,852)     14,358,977
NET ASSETS:
  Beginning of year ..............................    1,508,051,591      1,223,313,641      43,726,398      29,367,421
                                                     --------------     --------------    ------------     -----------
  END OF YEAR ....................................   $1,427,942,752     $1,508,051,591     $38,903,546     $43,726,398
                                                     ==============     ==============    ============     ===========


                                                          QUALITY BOND FUND+
                                                     ---------------------------
                                                         2000           1999
                                                     ------------   ------------
OPERATIONS:
  Net investment income (loss) ...................    $3,251,719      ($472,167)
  Net realized gains (losses) from
    investment transactions ......................       354,122         (8,658)
  Net change in unrealized appreciation
    (depreciation) of investments ................       (87,901)         3,987
                                                     -----------    -----------
Net increase (decrease) in net assets
    resulting from operations ....................     3,517,940       (476,838)
                                                     -----------    -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..............................     7,243,345     12,756,541
  Surrender benefits .............................    (4,068,388)    (3,355,904)
  Net transfers ..................................    (7,494,728)    (6,819,329)
  Death benefits .................................      (266,529)      (320,089)
  Contract administration charges ................       (23,341)       (24,084)
  Deferred sales charges .........................       (47,137)       (45,635)
  Annuity benefits ...............................      (531,362)      (464,887)
                                                     -----------    -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...............    (5,188,140)     1,726,613
                                                     -----------    -----------
  Total increase (decrease)  in net assets .......    (1,670,200)     1,249,775
NET ASSETS:
  Beginning of year ..............................    37,966,238     36,716,463
                                                     -----------    -----------
  END OF YEAR ....................................   $36,296,038    $37,966,238
                                                     ===========    ===========

                                                             HIGH YIELD BOND FUND+             GROWTH EQUITY FUND+
                                                        -----------------------------     ------------------------------
                                                            2000             1999              2000             1999
                                                        ------------     ------------     -------------     ------------
OPERATIONS:
  Net investment income (loss) .......................   $7,504,709        ($582,283)      ($2,618,708)     ($2,379,763)
  Net realized gains (losses) from
    investment transactions ..........................     (545,392)         124,263        66,471,640          530,746
  Net change in unrealized appreciation
    (depreciation) of investments ....................   (8,801,723)       1,804,756      (124,268,042)      56,280,956
                                                        -----------      -----------      ------------     ------------
Net increase (decrease) in net assets
    resulting from operations ........................   (1,842,406)       1,346,736       (60,415,110)      54,431,939
                                                        -----------      -----------      ------------     ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..................................    9,086,367       12,170,588        44,085,200       45,856,043
  Surrender benefits .................................   (4,430,710)      (3,539,725)      (23,358,580)     (17,409,478)
  Net transfers ......................................  (10,055,843)     (10,743,367)      (18,694,611)     (19,004,434)
  Death benefits .....................................     (157,201)         (92,686)         (779,873)        (370,498)
  Contract administration charges ....................      (26,934)         (31,629)         (139,276)        (129,646)
  Deferred sales charges .............................      (55,291)         (45,494)         (191,803)        (156,475)
  Annuity benefits ...................................     (393,569)        (521,630)       (1,190,555)        (745,465)
                                                        -----------      -----------      ------------     ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...................   (6,033,181)      (2,803,943)         (269,498)       8,040,047
                                                        -----------      -----------      ------------     ------------
  Total increase (decrease) in net assets ............   (7,875,587)      (1,457,207)      (60,684,608)      62,471,986
NET ASSETS:
  Beginning of year ..................................   43,861,138       45,318,345       222,736,487      160,264,501
                                                        -----------      -----------      ------------     ------------
  END OF YEAR ........................................  $35,985,551      $43,861,138      $162,051,879     $222,736,487
                                                        ===========      ===========      ============     ============


                                                            LARGE CAP VALUE FUND* +
                                                        ------------------------------
                                                            2000              1999
                                                        -------------    -------------
OPERATIONS:
  Net investment income (loss) .......................    $1,675,939      ($2,477,020)
  Net realized gains (losses) from
    investment transactions ..........................    44,619,838          889,798
  Net change in unrealized appreciation
    (depreciation) of investments ....................   (32,540,746)      (2,352,948)
                                                        ------------     ------------
Net increase (decrease) in net assets
    resulting from operations ........................    13,755,031       (3,940,170)
                                                        ------------     ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..................................    18,287,970       26,170,266
  Surrender benefits .................................   (24,705,349)     (18,289,385)
  Net transfers ......................................   (33,061,243)     (37,271,848)
  Death benefits .....................................      (732,451)        (894,529)
  Contract administration charges ....................      (111,616)        (148,072)
  Deferred sales charges .............................      (251,966)        (213,107)
  Annuity benefits ...................................    (1,124,990)      (1,269,558)
                                                        ------------     ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...................   (41,699,645)     (31,916,233)
                                                        ------------     ------------
  Total increase (decrease) in net assets ............   (27,944,614)     (35,856,403)
NET ASSETS:
  Beginning of year ..................................   181,220,907      217,077,310
                                                        ------------     ------------
  END OF YEAR ........................................  $153,276,293     $181,220,907
                                                        ============     ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                        FLEXIBLY MANAGED FUND+                 INTERNATIONAL EQUITY FUND+
                                                     ------------------------------          ------------------------------
                                                         2000              1999                 2000              1999
                                                     -------------    -------------          ------------     -------------
OPERATIONS:
  Net investment income (loss) ....................   $15,538,057      ($3,924,484)            ($446,533)      ($1,129,230)
  Net realized gains (losses) from
    investment transactions .......................    32,439,338          757,206            24,414,889         1,418,907
  Net change in unrealized appreciation
    (depreciation) of investments .................       393,655       20,809,174           (46,989,305)       34,686,729
                                                     ------------     ------------           -----------      ------------
Net increase (decrease) in net assets
    resulting from operations .....................    48,371,050       17,641,896           (23,020,949)       34,976,406
                                                     ------------     ------------           -----------      ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ...............................    30,949,060       36,447,765            82,810,688        51,502,135
  Surrender benefits ..............................   (35,469,069)     (28,871,142)          (11,374,356)       (6,872,196)
  Net transfers ...................................   (54,946,631)     (64,501,255)          (62,019,738)      (47,349,992)
  Death benefits ..................................    (1,536,467)      (1,848,244)             (293,528)         (327,860)
  Contract administration charges .................      (214,884)        (265,216)              (73,100)          (70,048)
  Deferred sales charges ..........................      (459,201)        (403,427)             (152,333)         (100,631)
  Annuity benefits ................................    (3,422,275)      (2,777,506)             (661,571)         (431,841)
                                                     ------------     ------------           -----------      ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities ................   (65,099,467)     (62,219,025)            8,236,062        (3,650,433)
                                                     ------------     ------------           -----------      ------------
  Total increase (decrease)  in net assets ........   (16,728,417)     (44,577,129)          (14,784,887)       31,325,973
NET ASSETS:
  Beginning of year ...............................   295,340,856      339,917,985           112,828,188        81,502,215
                                                     ------------     ------------           -----------      ------------
  END OF YEAR .....................................  $278,612,439     $295,340,856           $98,043,301      $112,828,188
                                                     ============     ============           ===========      ============


                                                               SMALL CAP
                                                             VALUE FUND** +                 EMERGING GROWTH FUND+
                                                     -----------------------------       -----------------------------
                                                         2000             1999               2000             1999
                                                     -----------      ------------       -----------      ------------
OPERATIONS:
  Net investment income (loss) ....................     ($70,455)       ($223,952)       ($1,365,586)       ($570,399)
  Net realized gains (losses) from
    investment transactions .......................    2,386,659         (209,337)        25,631,388           62,845
  Net change in unrealized appreciation
    (depreciation) of investments .................     (275,928)         (80,199)       (67,301,185)      50,119,776
                                                     -----------      -----------        -----------      -----------
Net increase (decrease) in net assets
    resulting from operations .....................    2,040,276         (513,488)       (43,035,383)      49,612,222
                                                     -----------      -----------        -----------      -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ...............................   14,110,050        6,536,071         77,921,387       43,166,695
  Surrender benefits ..............................   (1,833,177)      (1,191,638)        (7,407,843)      (2,242,458)
  Net transfers ...................................   (3,954,873)      (4,851,905)       (28,847,772)     (10,898,712)
  Death benefits ..................................      (33,814)         (49,326)          (103,644)        (107,642)
  Contract administration charges .................      (17,013)         (17,181)           (72,879)         (25,721)
  Deferred sales charges ..........................      (37,133)         (26,858)          (138,218)         (64,122)
  Annuity benefits ................................     (130,456)         (86,613)          (458,667)        (103,794)
                                                     -----------      -----------        -----------      -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities ................    8,103,584          312,550         40,892,364       29,724,246
                                                     -----------      -----------        -----------      -----------
  Total increase (decrease)  in net assets ........   10,143,860         (200,938)        (2,143,019)      79,336,468
NET ASSETS:
  Beginning of year ...............................   18,614,410       18,815,348         93,790,813       14,454,345
                                                     -----------      -----------        -----------      -----------
  END OF YEAR .....................................  $28,758,270      $18,614,410        $91,647,794      $93,790,813
                                                     ===========      ===========        ===========      ===========

                                                       LIMITED MATURITY                       INDEX 500
                                                          BOND FUND++                           FUND++
                                                  ---------------------------      -------------------------------
                                                     2000             1999              2000              1999
                                                  ----------      -----------      ------------       ------------
OPERATIONS:
  Net investment income (loss) .................    $570,349         $265,470         ($258,098)        ($442,515)
  Net realized gains (losses) from
    investment transactions ....................    (722,041)           4,918        16,732,335           226,588
  Net change in unrealized appreciation
    (depreciation) of investments ..............     512,477         (251,365)      (27,547,217)       12,114,229
                                                  ----------      -----------      ------------       -----------
Net increase (decrease) in net assets
    resulting from operations ..................     360,785           19,023       (11,072,980)       11,898,302
                                                  ----------      -----------      ------------       -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ............................   7,938,377       13,051,511       150,351,535        58,479,634
  Surrender benefits ...........................    (530,437)      (1,963,467)       (8,457,112)       (3,426,070)
  Net transfers ................................  (8,051,546)     (10,599,182)     (121,979,515)       (9,933,570)
  Death benefits ...............................     (25,792)        (153,870)         (453,307)         (275,617)
  Contract administration charges ..............      (4,010)          (4,309)          (80,700)          (48,408)
  Deferred sales charges .......................      (7,514)         (21,946)         (138,352)          (61,236)
  Annuity benefits .............................    (153,851)         (97,230)         (882,985)         (344,651)
                                                  ----------      -----------      ------------       -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities .............    (834,773)         211,507        18,359,564        44,390,082
                                                  ----------      -----------      ------------       -----------
  Total increase (decrease) in net assets ......    (473,988)         230,530         7,286,584        56,288,384
NET ASSETS:
  Beginning of year ............................   6,502,363        6,271,833        92,515,099        36,226,715
                                                  ----------      -----------      ------------       -----------
  END OF YEAR ..................................  $6,028,375       $6,502,363       $99,801,683       $92,515,099
                                                  ==========      ===========      ============       ===========


                                                             MID CAP                            MID CAP
                                                          GROWTH FUND++                       VALUE FUND++
                                                  -----------------------------     -----------------------------
                                                      2000              1999            2000             1999
                                                  -----------      ------------     ------------     ------------
OPERATIONS:
  Net investment income (loss) .................    ($306,934)       ($182,384)        ($36,738)        ($33,836)
  Net realized gains (losses) from
    investment transactions ....................    8,101,982          240,140          519,914          385,973
  Net change in unrealized appreciation
    (depreciation) of investments ..............  (11,723,652)       7,212,430        4,602,309          882,040
                                                  -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations ..................   (3,928,604)       7,270,186        5,085,485        1,234,177
                                                  -----------      -----------      -----------      -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ............................   42,070,254        2,923,082       32,265,860       10,660,075
  Surrender benefits ...........................   (3,806,920)      (1,533,308)      (1,790,388)      (1,352,491)
  Net transfers ................................  (23,231,412)      (4,358,209)     (30,683,397)      (6,059,956)
  Death benefits ...............................      (94,789)        (102,465)         (71,380)         (87,737)
  Contract administration charges ..............      (21,431)         (16,308)         (19,422)         (18,477)
  Deferred sales charges .......................      (62,679)         (30,459)         (35,925)         (28,727)
  Annuity benefits .............................     (135,611)         (44,249)         (99,534)         (62,682)
                                                  -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities .............   14,717,412       (3,161,916)        (434,186)       3,050,005
                                                  -----------      -----------      -----------      -----------
  Total increase (decrease) in net assets ......   10,788,808        4,108,270        4,651,299        4,284,182
NET ASSETS:
  Beginning of year ............................   18,254,588       14,146,318       26,214,668       21,930,486
                                                  -----------      -----------      -----------      -----------
  END OF YEAR ..................................  $29,043,396      $18,254,588      $30,865,967      $26,214,668
                                                  ===========      ===========      ===========      ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CON'T)

                                                                 BALANCED                       EQUITY INCOME
                                                                PORTFOLIO++                      PORTFOLIO+++
                                                      -----------------------------     -----------------------------
                                                           2000             1999            2000             1999
                                                      ------------     ------------     ------------     ------------
OPERATIONS:
  Net investment income (loss) .....................      $49,815          $92,099        ($426,313)        $108,870
  Net realized gains (losses) from
    investment transactions ........................    4,944,865          880,404        5,596,463        2,330,920
  Net change in unrealized appreciation
    (depreciation) of investments ..................   (9,780,939)       6,821,258         (410,813)         977,298
                                                      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations ......................   (4,786,259)       7,793,761        4,759,337        3,417,088
                                                      -----------      -----------      -----------      -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ................................   30,069,105        4,661,798       16,197,693       22,934,408
  Surrender benefits ...............................   (4,481,974)      (1,972,767)      (8,485,181)      (6,015,583)
  Net transfers ....................................   (3,231,117)      (3,913,423)     (14,809,292)     (10,733,426)
  Death benefits ...................................     (105,200)        (163,231)        (350,636)        (270,605)
  Contract administration charges ..................      (26,748)         (19,388)         (56,151)         (61,920)
  Deferred sales charges ...........................      (57,681)         (37,246)        (165,252)        (110,931)
  Annuity benefits .................................     (649,138)        (183,276)        (671,822)        (624,431)
                                                      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities .................   21,517,247       (1,627,533)      (8,340,641)       5,117,512
                                                      -----------      -----------      -----------      -----------
  Total increase (decrease) in net assets ..........   16,730,988        6,166,228       (3,581,304)       8,534,600
NET ASSETS:
  Beginning of year ................................   31,805,280       25,639,052       80,227,769       71,693,169
                                                      -----------      -----------      -----------      -----------
  END OF YEAR ......................................  $48,536,268      $31,805,280      $76,646,465      $80,227,769
                                                      ===========      ===========      ===========      ===========


                                                                  GROWTH
                                                                PORTFOLIO+++
                                                      -------------------------------
                                                          2000              1999
                                                      -------------     -------------
OPERATIONS:
  Net investment income (loss) .....................    $6,070,321       ($1,449,110)
  Net realized gains (losses) from
    investment transactions ........................    10,352,411        10,359,481
  Net change in unrealized appreciation
    (depreciation) of investments ..................   (41,456,427)       31,824,227
                                                      ------------      ------------
Net increase (decrease) in net assets
    resulting from operations ......................   (25,033,695)       40,734,598
                                                      ------------      ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ................................   121,056,444        76,915,718
  Surrender benefits ...............................   (14,920,670)       (8,149,247)
  Net transfers ....................................   (69,916,990)      (27,789,707)
  Death benefits ...................................      (644,651)         (444,998)
  Contract administration charges ..................      (142,674)         (101,515)
  Deferred sales charges ...........................      (268,122)         (155,211)
  Annuity benefits .................................    (1,259,828)         (624,908)
                                                      ------------      ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities .................    33,903,509        39,650,132
                                                      ------------      ------------
  Total increase (decrease) in net assets ..........     8,869,814        80,384,730
NET ASSETS:
  Beginning of year ................................   167,928,180        87,543,450
                                                      ------------      ------------
  END OF YEAR ......................................  $176,797,994      $167,928,180
                                                      ============      ============

                                                            ASSET MANAGER              EMERGING MARKETS EQUITY
                                                             PORTFOLIO+++                (INT'L) PORTFOLIO++++
                                                   -----------------------------     ----------------------------
                                                       2000             1999             2000            1999
                                                   ------------     ------------     ------------    ------------
OPERATIONS:
  Net investment income (loss) .................     ($157,480)        $214,281        ($115,004)       ($63,695)
  Net realized gains (losses) from
    investment transactions ....................     2,518,147          552,306        1,143,845         109,924
  Net change in unrealized appreciation
    (depreciation) of investments ..............    (3,727,173)       1,327,645       (8,479,734)      3,768,983
                                                   -----------      -----------      -----------     -----------
Net increase (decrease) in net assets
    resulting from operations ..................    (1,366,506)       2,094,232       (7,450,893)      3,815,212
                                                   -----------      -----------      -----------     -----------
VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ............................     8,503,030       15,081,833       15,308,094      13,056,491
  Surrender benefits ...........................    (2,252,264)      (1,169,535)        (965,474)       (425,250)
  Net transfers ................................    (4,397,433)      (3,970,374)      (4,589,664)    (10,018,072)
  Death benefits ...............................       (36,260)         (13,421)          (6,159)           (360)
  Contract administration charges ..............       (16,319)         (14,367)          (9,062)         (4,512)
  Deferred sales charges .......................       (35,606)         (16,481)         (20,079)         (8,889)
  Annuity benefits .............................      (485,939)        (301,534)         (50,182)        (15,449)
                                                   -----------      -----------      -----------     -----------
Net increase in net assets resulting
  from variable annuity activities .............     1,279,209        9,596,121        9,667,474       2,583,959
                                                   -----------      -----------      -----------     -----------
  Total increase (decrease) in net assets ......       (87,297)      11,690,353        2,216,581       6,399,171
NET ASSETS:
  Beginning of year ............................    25,387,997       13,697,644        9,130,212       2,731,041
                                                   -----------      -----------      -----------     -----------
  END OF YEAR ..................................   $25,300,700      $25,387,997      $11,346,793      $9,130,212
                                                   ===========      ===========      ===========     ===========

+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
       The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

         GENERAL - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and contract transactions during 2000 and 1999. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account III are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the annuity contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

SUB-ACCOUNT                         PREVIOUS INVESTMENT OF OLD FUND               NEW INVESTMENT OF NEW FUND
-----------                         -------------------------------               ---------------------------
Limited Maturity Bond Fund                 $  5,419,492                                   $  5,419,492
Index 500 Fund                              101,135,604                                    101,135,604
Mid Cap Growth Fund                          21,624,331                                     21,624,331
Mid Cap Value Fund                           24,310,955                                     24,310,955

The disposition resulted in realized gains (losses) of $ (814,891), $ 15,498,214, $ 7,570,605 and $ (4,792,614) in the Limited Maturity Bond Fund,
Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2000:

                                                               PURCHASES           SALES
                                                               ---------           -----
Money Market Fund                                             $129,926,829      $139,001,315
Quality Bond Fund                                                9,412,604        10,999,338
High Yield Bond Fund                                            14,547,762        13,630,086
Growth Equity Fund                                              94,067,151        30,581,850
Large Cap Value  Fund                                           56,203,708        51,643,171
Flexibly Managed Fund                                           66,500,317        83,653,512
Small Cap Value Fund                                            14,059,298         3,639,214
International Equity Fund                                       92,988,463        60,817,529
Emerging Growth Fund                                            88,358,637        23,241,387
Limited Maturity Bond Fund                                       8,450,674         9,444,713
Index 500 Fund                                                 139,055,720       104,256,822
Mid Cap Growth Fund                                             39,824,716        17,361,233
Mid Cap Value Fund                                              35,012,656        34,931,855
Balanced Portfolio                                              30,057,780         3,556,430
Equity Income Portfolio                                         15,116,793        18,300,268
Growth Portfolio                                               115,489,145        62,215,155
Asset Manager Portfolio                                          8,906,237         5,271,203
Emerging Markets Equity (Int'l) Portfolio                       15,291,353         4,553,151

NOTE 3. CONTRACT CHARGES

         Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

         If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

NOTE 4. UNIT VALUES

         As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE ANNUITY CONTRACTS:            ACCUMULATION      ACCUMULATION                                  ACCUMULATION   ACCUMULATION
                                           UNITS          UNIT VALUE                                       UNITS       UNIT VALUE
                                           -----          ----------                                       -----       ----------
MONEY MARKET FUND                                                    LIMITED MATURITY BOND FUND
     Commander                             172,667          $10.88        Commander                        13,396         $10.63
     Diversifier II                      1,066,633          $21.94        Diversifier II                  369,397         $13.12
     Pennant Select                      1,261,586          $10.80        Pennant Select                   97,580         $10.65

QUALITY BOND FUND                                                    INDEX 500 FUND
     Commander                              63,890          $10.90        Commander                       136,019         $10.66
     Diversifier II                      1,254,944          $24.08        Diversifier II                4,646,239         $16.44
     Pennant Select                        493,202          $10.91        Pennant Select                2,058,202         $10.67

HIGH YIELD BOND FUND                                                 MID CAP GROWTH FUND
     Commander                              36,361           $9.74        Commander                        81,282          $8.67
     Diversifier II                        961,997          $33.92        Diversifier II                1,310,821         $18.58
     Pennant Select                        307,326           $9.75        Pennant Select                  459,304          $8.67

GROWTH EQUITY FUND                                                   MID CAP VALUE FUND
     Commander                             122,879           $9.66        Commander                        19,960         $12.71
     Diversifier II - Qualified          1,638,918          $65.25        Diversifier II                1,636,891         $16.27
     Diversifier II - Non-Qualified        632,835          $64.72        Pennant Select                  313,293         $12.72
     Pennant Select                      1,340,612           $9.67

LARGE CAP VALUE FUND                                                 BALANCED PORTFOLIO
     Commander                              37,505          $10.91        Commander                        60,723         $12.50
     Diversifier II                      3,228,429          $44.86        Diversifier II                1,865,066         $21.42
     Pennant Select                        735,916          $10.92        Pennant Select                  625,675         $12.51

FLEXIBLY MANAGED FUND                                                EQUITY INCOME PORTFOLIO
     Commander                              62,964          $12.71        Commander                        61,224         $11.26
     Diversifier II                      3,500,263          $75.31        Diversifier II                3,117,394         $21.10
     Pennant Select                      1,115,704          $12.72        Pennant Select                  904,527         $11.27

INTERNATIONAL EQUITY FUND                                            GROWTH PORTFOLIO
     Commander                              77,062          $11.29        Commander                       138,303         $11.90
     Diversifier II                      3,568,406          $24.64        Diversifier II                5,391,217         $28.06
     Pennant Select                        817,962          $11.30        Pennant Select                2,005,846         $11.91

SMALL CAP VALUE FUND                                                 ASSET MANAGER PORTFOLIO
     Commander                              28,569          $10.93        Commander                        24,490         $10.40
     Diversifier II                      1,511,552          $15.76        Diversifier II                1,222,300         $17.79
     Pennant Select                        422,650          $10.94        Pennant Select                  317,542         $10.41

                                                                     EMERGING MARKETS (INT'L)
EMERGING GROWTH FUND                                                 PORTFOLIO
     Commander                              72,912          $19.98        Commander                        14,415         $11.34
     Diversifier II                      1,977,899          $36.76        Diversifier II                1,014,659          $7.80
     Pennant Select                        874,531          $20.00        Pennant Select                  287,968         $11.35

                         REPORT OF INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 30, 2001

------------------------------------------------------------------------------------------------------------------------
                          THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED
                                                     BALANCE SHEETS
------------------------------------------------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                                   2000                   1999
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Debt securities, at fair value                                                  $   4,760,084           $   4,733,261
Equity securities, at fair value                                                        4,132                   3,949
Mortgage loans on real estate                                                          17,528                  27,115
Real estate, net of accumulated depreciation                                           18,641                  15,461
Policy loans                                                                          652,564                 642,420
Short-term investments                                                                  5,146                   6,934
Other invested assets                                                                 192,209                 137,766
                                                                                --------------           ------------
         Total investments                                                          5,650,304               5,566,906

Cash and cash equivalents                                                              21,384                  37,481
Investment income due and accrued                                                      93,761                  89,254
Deferred acquisition costs                                                            535,237                 549,573
Amounts recoverable from reinsurers                                                   244,003                 220,847
Broker/dealer receivables                                                           1,321,752               1,143,702
Other assets                                                                          133,303                 109,818
Separate account assets                                                             2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL ASSETS                                                            $  10,708,016           $  10,582,947
                                                                                =============           =============

LIABILITIES

Reserves for future policy benefits                                             $   2,715,110           $   2,735,609
Other policyholder funds                                                            2,584,826               2,710,589
Policyholders' dividends payable                                                       28,422                  28,770
Broker/dealer payables                                                                913,483                 646,479
Accrued income tax payable                                                             78,790                  31,919
Other liabilities                                                                     458,137                 573,909
Separate account liabilities                                                        2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL LIABILITIES                                                           9,487,040               9,592,641
                                                                                -------------           -------------

EQUITY

Retained earnings                                                                   1,162,394               1,023,704
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                         58,582                 (33,398)
                                                                                -------------           -------------

        TOTAL EQUITY                                                                1,220,976                 990,306
                                                                                -------------           -------------

            TOTAL LIABILITIES AND EQUITY                                        $  10,708,016           $  10,582,947
                                                                                =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED INCOME STATEMENTS
---------------------------------------------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                          2000             1999           1998
----------------------------------------------------------------------------------------------------------------------

REVENUES
Premium and annuity considerations                                    $    129,158     $    130,516   $    154,615
Policy fee income                                                          146,200          131,709        114,681
Net investment income                                                      449,021          431,222        433,530
Net realized capital gains/(losses)                                         (8,256)             803          3,912
Broker/dealer fees and commissions                                         478,321          395,483        331,285
Other income                                                                26,825           24,895         15,543
                                                                      ------------     ------------   ------------

TOTAL REVENUE                                                            1,221,269        1,114,628      1,053,566
                                                                      ------------     ------------   ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                           409,207          429,791        445,148
Policyholder dividends                                                      56,846           56,603         61,369
Decrease in reserves for future policy benefits                            (42,184)         (54,080)       (23,337)
General expenses                                                           270,328          238,603        205,698
Broker/dealer sales expense                                                258,340          216,712        180,255
Amortization of deferred acquisition costs                                  72,495           52,668         42,223

TOTAL BENEFITS AND EXPENSES                                              1,025,032          940,297        911,356
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                      196,237          174,331        142,210
                                                                      ------------     ------------   ------------

Income taxes:
   Current                                                                  49,503           45,928         48,839
   Deferred                                                                  8,238           20,396          8,180
                                                                      ------------     ------------   ------------

TOTAL INCOME TAX EXPENSE                                                    57,741           66,324         57,019
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS                                          138,496          108,007         85,191
                                                                      ------------     ------------   ------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $104, $(2,137) and $670)                          194           (3,968)         1,243

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                   -          (24,480)             -
                                                                      ------------     ------------   ------------

          NET INCOME                                                  $    138,690     $     79,559   $     86,434
                                                                      ============     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------

                                                              OTHER
                                                         COMPREHENSIVE                 RETAINED               TOTAL
                                                         INCOME/(LOSS)                 EARNINGS               EQUITY
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1998                              $       152,009             $       857,711        $    1,009,720

Net income for 1998                                                   -                      86,434                86,434
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
    net of reclassification adjustment                           45,130                           -                45,130
                                                                                                           --------------
Comprehensive Income                                                                                              131,564
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1998                                    197,139                     944,145             1,141,284

Net income for 1999                                                   -                      79,559                79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustment                         (230,537)                          -              (230,537)
                                                                                                           --------------
Comprehensive Loss                                                                                               (150,978)
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1999                                    (33,398)                  1,023,704               990,306

Net income for 2000                                                   -                     138,690               138,690
Other comprehensive income, net of tax
   Unrealized appreciation of securities,

   net of reclassification adjustment                            91,980                           -                91,980
                                                                                                           --------------
Comprehensive Income                                                                                              230,670
                                                         --------------             ---------------        --------------
BALANCE AT DECEMBER 31, 2000                             $       58,582             $     1,162,394        $    1,220,976
                                                         ==============             ===============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $ 138,690       $ 79,559        $ 86,434
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                          (92,100)       (78,644)        (72,356)
  Amortization of deferred acquisition costs                                           72,495         52,668          42,223
  Policy fees on universal life and investment contracts                              (82,557)       (80,456)       (120,315)
  Interest credited on universal life and investment contracts                        130,473        132,213         146,081
  Depreciation and amortization                                                         4,440          6,294           4,750
  Net realized capital (gains)/losses                                                   8,256           (803)         (3,912)
  Net realized loss on sale of discontinued operations                                      -         37,661               -
  (Increase)/decrease in investment income due and accrued                             (4,507)        14,954          (1,136)
  (Increase) in amounts recoverable from reinsurers                                   (23,156)       (18,419)         (6,372)
  (Decrease) in reserves for future policy benefits                                   (20,499)       (25,710)         (8,696)
  Increase/(decrease) in accrued income tax payable                                    (2,684)        13,222          25,622
  Other, net                                                                          (15,259)        (4,142)          2,512
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        113,592        128,397          94,835
                                                                                  -----------       --------        --------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                                2,310,160      1,624,576       1,837,209
  Equity securities                                                                    39,963         12,003          35,496
  Real estate                                                                             366            853           9,937
  Other                                                                                   376          3,884          18,074

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                  335,882        415,888         496,283
  Mortgage loans                                                                        7,949         17,596           2,357
  Other                                                                                 6,768          3,963               -

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                               (2,541,312)    (1,752,394)     (2,315,067)
  Equity securities                                                                   (36,824)       (12,097)        (26,390)
  Real estate                                                                             (97)        (1,366)           (293)
  Other                                                                               (41,109)       (39,139)        (17,917)


Change in policy loans, net                                                           (10,144)        (4,044)          4,613
(Increase)/decrease in short-term investments, net                                      1,788         (5,910)         42,446
Purchases of furniture and equipment, net                                              (9,629)       (10,900)         (9,446)
Sale of discontinued operations                                                             -       (160,332)              -
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                         64,137         92,581          77,302
                                                                                  -----------       --------        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                              $   643,805    $   605,568     $   589,070
Withdrawals from universal life and investment contracts                             (747,843)      (641,296)       (605,821)
Transfers to separate accounts                                                        (67,992)      (146,981)       (147,708)
Issuance/(repayment) of debt                                                         (110,750)       167,228          90,772
(Increase)/decrease in net broker dealer receivables                                   88,954       (192,484)       (111,046)
                                                                                  -----------    -----------      ----------

     NET CASH USED BY FINANCING ACTIVITIES                                           (193,826)      (207,965)       (184,733)
                                                                                  -----------    -----------      ----------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                             (16,097)        13,013         (12,596)

CASH AND CASH EQUIVALENTS
     BEGINNING OF THE YEAR                                                             37,481         24,468          37,064
                                                                                  -----------    -----------      ----------
     END OF THE YEAR                                                              $    21,384    $    37,481      $   24,468
                                                                                  ===========    ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $55,884 and $50,971 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $8,835, $8,441 and $8,586 for the years ended December 31, 2000, 1999 and 1998 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,999 and $17,228 at December 31, 2000 and 1999, respectively. Goodwill amortization was $1,229, $1,008 and $806 for 2000, 1999 and 1998 respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2000, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 88%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2000.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $16,366 and $8,703 as of December 31, 2000 and 1999, respectively.

                                                                          DECEMBER 31, 2000
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $    311,509      $   5,716       $   5,804       $   311,421
States and political subdivisions                             -              -               -                 -
Foreign governments                                      19,902          1,854               -            21,756
Corporate securities                                  2,460,179         91,383          89,895         2,461,667
Mortgage and other asset-backed securities            1,912,491         64,967          12,439         1,965,019
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,704,081        163,920         108,138         4,759,863

Redeemable preferred stocks                                 240             -               19               221
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,704,321      $ 163,920       $ 108,157       $ 4,760,084
                                                   ============      =========       =========       ===========


                                                                          DECEMBER 31, 1999
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $     10,527      $     119       $     178       $    10,468
States and political subdivisions                        11,600              -              58            11,542
Foreign governments                                      19,854            758               -            20,612
Corporate securities                                  2,678,302         69,875         116,357         2,631,820
Mortgage and other asset-backed securities            2,106,506          9,975          58,011         2,058,470
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,826,789         80,727         174,604         4,732,912

Redeemable preferred stocks                                 360              -              11               349
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,827,149      $  80,727       $ 174,615       $ 4,733,261
                                                   ============      =========       =========       ===========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2000 by contractual maturity.

                                                      AMORTIZED
Years to maturity:                                       COST        FAIR VALUE
                                                    ------------    ------------

One or less                                         $    90,496    $    81,026
After one through five                                  515,410        525,797
After five through ten                                  784,832        805,453
After ten                                             1,400,852      1,382,568
Mortgage and other asset-backed securities            1,912,491      1,965,019
                                                    -----------    -----------
     Total bonds                                      4,704,081      4,759,863
Redeemable preferred stocks                                 240            221
                                                    -----------    -----------
     TOTAL                                          $ 4,704,321    $ 4,760,084
                                                    ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.3 years.

At December 31, 2000, the Company held $1,965,019 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,433,583 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $531,436. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,446,532 are rated AAA and include $17,780 of interest-only tranches. As of December 31, 2000 and 1999, the Company's investments included $331,856 and $370,541, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 27% and 37% of equity at December 31, 2000 and 1999, respectively.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the utility industry of $651,025 representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $2,323,718, $1,623,191, and $1,931,269, respectively. Gross gains and gross losses realized on those sales were $27,008 and $41,195, respectively, during 2000, $18,843 and $17,702, respectively, during 1999, and $37,324 and $35,257, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $177,104 and $218,351, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from sales of equity securities amounted to $39,963, $12,003 and $35,496, respectively. The gross gains and gross losses realized on those sales were $3,872 and $833, $89 and $352 and $3,095 and $239 for 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

MORTGAGE LOANS
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                             2000                    1999
                                           --------               ---------
PROPERTY TYPE
   Office building                        $   1,234               $   1,366
   Retail                                     4,782                   8,414
   Dwellings                                  9,312                  16,062
   Other                                      2,200                   2,773
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========


                                             2000                    1999
                                           --------               ---------
GEOGRAPHIC CONCENTRATION
   Northeast                              $   1,940               $   5,506
   Midwest                                    5,282                   5,515
   South                                      4,781                  11,612
   West                                       5,525                   5,982
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                             2000                    1999
                                          ---------               ---------

Balance at January 1                      $   1,500               $   3,800
   Reduction in provision                    (1,500)                 (2,300)
   Charge-offs                                    -                       -
                                          ---------               ---------
Balance at December 31                    $       -               $   1,500
                                          =========               =========

As of December 31, 2000 and 1999, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 2000 and 1999, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 2000 and 1999, the mortgage loan portfolio included $1,940 and $2,275, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $266 and $305 in 2000 and 1999, respectively. Gross interest income from these loans included in net investment income totaled $186 and $211 in 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2000 and 1999, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 2000. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,424 and $6,444 at December 31, 2000 and 1999, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                    2000                1999               1998
                                                 ----------          ----------         ---------
Debt securities                                  $  366,177          $  385,963         $ 395,628
Equity securities                                       248                 311               206
Mortgage loans                                        2,129               2,706             4,268
Real estate                                           2,209               2,209             2,903
Policy loans                                         42,562              39,371            39,760
Short-term investments                                2,158                 830             2,032
Other invested assets                                41,554              17,446            11,330
                                                 ----------           ---------         ---------
Gross investment income                             457,037             448,836           456,127

      Less: Investment expense                        7,280              11,104            11,430

      Less: Discontinued operations                     736               6,510            11,167
                                                 ----------           ---------         ---------
Investment income, net                           $  449,021          $  431,222         $ 433,530
                                                 ==========          ==========         =========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $2,166, $1,066 and $235 in 2000, 1999 and 1998, respectively.

                                                        2000            1999          1998
                                                      ---------       ---------     --------
Debt securities                                       $ (14,187)      $  (4,506)    $    110
Equity securities                                         3,039            (263)       2,856
Mortgage loans                                            1,500           2,300          210
Real estate                                               4,366             173        4,148
Other                                                    (4,721)          2,430       (2,109)
Amortization of deferred acquisition costs                1,747             669       (1,303)
                                                      ---------       ---------     --------
Net realized gains/(losses)                           $  (8,256)      $     803     $  3,912
                                                      =========       =========     ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                          2000               1999               1998
                                                       ----------         ----------         ----------
Unrealized gains/(losses):
     Debt securities                                   $  149,651         $ (477,036)        $   86,594
     Equity securities                                        283                (43)            (2,092)
     Other                                                 25,090              5,555             (2,091)
                                                       ----------         ----------         ----------
                                                          175,024           (471,524)            82,411
                                                       ----------         ----------         ----------
Less:
     Deferred policy acquisition costs                    (33,489)           117,050            (12,841)
     Deferred income taxes                                (49,555)           123,937            (24,440)
                                                       ----------         ----------         ----------
Net change in unrealized gains/(losses)                $   91,980         $ (230,537)        $   45,130
                                                       ==========         ==========         ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2000                1999               1998
                                                      -----------         ----------         ----------
Unrealized holding gains/(losses) arising
     during period                                    $   101,844         $ (255,859)        $   53,576
Reclassification adjustment for gains included
     in net income                                          9,864            (25,322)             8,446
                                                      -----------         ----------         ----------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $    91,980         $ (230,537)        $   45,130
                                                      ===========         ==========         ==========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefits) of $(5,311), $13,635, and $(7,679), respectively, and $(7,581), $11,760, and
$(5,815), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                    2000                               1999
                                                      ---------------------------------  ---------------------------------
                                                         CARRYING           FAIR            CARRYING            FAIR
                                                          VALUE             VALUE            VALUE              VALUE
                                                      -------------     ---------------  -------------     ---------------
   FINANCIAL ASSETS:
      Debt securities, available for sale              $  4,760,084    $  4,760,084       $  4,733,261     $  4,733,261
      Equity securities
           Common stock                                         133             133                276              276
           Non-redeemable preferred stocks                    3,999           3,999              3,673            3,673
      Mortgage loans                                         17,528          18,865             27,115           28,615
      Policy loans                                          652,564         629,847            642,420          612,501
      Cash and cash equivalents                              21,384          21,384             37,481           37,481
      Short-term investments                                  5,146           5,146              6,934            6,934
      Separate account assets                             2,708,272       2,708,272          2,865,366        2,865,366


   FINANCIAL LIABILITIES:
      Investment-type contracts
           Individual annuities                        $    877,047    $    897,433       $    997,686     $  1,011,298
           Group annuities                                   73,939          73,082            108,251          106,566
           Other policyholder funds                         336,306         336,306            339,937          339,937
                                                      -------------    ------------       ------------     ------------
     Total policyholder funds                             1,287,292       1,306,821          1,445,874        1,457,801
     Policyholder's dividends payable                        28,422          28,422             28,770           28,770
     Separate account liabilities                         2,708,272       2,708,272          2,865,366        2,865,366

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 2000, the Company had no interest rate swaps. As of December 31, 1999, the Company had interest rate swaps with aggregate notional amounts equal to $20,000, with average unexpired terms of 7 months. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $315,579 and $34,457 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                             2000           1999
                                           ---------      --------
DEFERRED TAX ASSETS:
 Future policy benefits                    $ 88,190       $ 90,877
 Policyholders' dividends payable             9,888         10,010
 Allowances for investment losses             6,397          6,153
 Employee benefit liabilities                32,183         30,479
 Unrealized investment losses                     -         17,934
 Other                                       17,508         17,256
                                           --------       --------
  Total deferred tax asset                  154,166        172,709
                                           --------       --------

DEFERRED TAX LIABILITIES:
 Deferred acquisition costs                 149,994        145,360
 Unrealized investment gains                 31,974              -
 Other                                       21,027         18,484
                                           --------       --------
  Total deferred tax liability              202,995        163,844
                                           --------       --------
Net deferred tax liability/(asset)           48,829         (8,865)
Tax currently payable                        29,961         40,784
                                           --------       --------
ACCRUED INCOME TAX PAYABLE                 $ 78,790       $ 31,919
                                           ========       ========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2000             1999              1998
                                                      ---------       ----------        ---------
Tax expense at 35%                                   $   68,787       $   45,697        $  50,443
Increase in income taxes resulting
from:
   Differential earnings amount                               -            3,010            2,681
   Dividends received deduction                         (13,042)          (1,712)          (2,206)
   Other                                                  2,100            4,011            6,771
                                                     ----------       ----------        ---------
FEDERAL INCOME TAX EXPENSE                           $   57,845       $   51,006        $  57,689
                                                     ==========       ==========        =========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                         2000             1999               1998
                                                       --------        ---------           ---------
Continuing operations                                 $  57,741        $  66,324          $   57,019
Discontinued operations:
   Operations                                               104           (2,137)                670
   Sale                                                       -          (13,181)                  -
                                                      ---------        ---------          ----------
TOTAL FEDERAL INCOME TAX EXPENSE                      $  57,845        $  51,006          $   57,689
                                                      =========        =========          ==========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit Obligation                             $  (82,239)   $  (90,293)      $  (17,854)    $ (27,808)
Fair value of plan assets                          58,647        63,616                -             -
                                               ----------    ----------       ----------     ---------
Funded Status                                  $  (23,592)   $  (26,677)      $  (17,854)    $ (27,808)
                                              ===========    ==========       ==========     =========

Accrued benefit cost recognized in the
   consolidated balance sheet                  $  (28,945)   $  (25,861)      $  (41,838)    $ (44,205)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------

Discount rate                                    7.75%          6.75%            7.75%         6.75%
Expected return on plan assets                   8.00%          8.00%               -             -
Rate of compensation increase                    5.50%          5.50%            5.50%         5.00%

At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. Assumed health care cost trend rates

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit cost (savings) recognized in            $  4,865      $  5,072         $  (823)      $   1,140
   consolidated income statement

Employer contribution                              1,781         1,741           1,543           1,493
Plan participants' contibution                         -             -               -               -
Benefits paid                                      3,727         3,593           1,543           1,493

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2000, 1999 and 1998, the expense recognized for these plans was $14,223, $11,192 and $9,526, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2000 and 1999 was $310,051 and $300,170, respectively.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                             ASSUMED             CEDED TO
                                          GROSS             FROM OTHER             OTHER                  NET
                                         AMOUNT             COMPANIES            COMPANIES              AMOUNT
                                     ----------------     ---------------     ----------------      ----------------
   DECEMBER 31, 2000:
     Life Insurance in Force          $ 37,108,237           $ 326,027         $ 10,108,995          $ 27,325,269
     Premiums                              153,853                   -               23,726               130,127
     Benefits                              442,273               7,272               39,636               409,909
     Reserves                            5,299,760                 176              243,802             5,056,134

   DECEMBER 31, 1999:
     Life Insurance in Force          $ 33,554,483           $ 353,382         $  8,185,527          $ 25,722,338
     Premiums                              149,187               6,399               16,803               138,783
     Benefits                              455,518              15,629               32,705               438,442
     Reserves                            5,446,024                 175              220,656             5,225,543

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

During 1998, the Company had gross premiums of $166,708, assumed premiums of $10,586 and ceded premiums of $5,940 and gross benefits of $457,239, assumed benefits of $15,710 and ceded benefits of $17,913. Reinsurance receivables with a carrying value of $223,386 and $205,559 were associated with a single reinsurer at December 31, 2000 and 1999, respectively.

For the years ended December 31, 2000 and 1999, the above numbers include premiums from discontinued operations of $969 and $8,267, respectively, and benefits from discontinued operations of $702 and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2000 and 1999, the Company had a reinsurance recoverable from the Reinsurers of $155,428 and $141,707, respectively, which was secured by investment grade securities with a market value of $159,915 and $155,046 held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2000 and 1999 include $8,180 and $7,458, respectively related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2000, 1999 and 1998 were $1,809, $16,855 and $28,854, respectively.

8. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are at an early stage; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $81,520 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY  INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 2000 and 1999 was $680,308 and $558,700, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998, was $122,792, $76,680 and $83,676, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 29, 2001

                                     PART C


                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)   Financial Statements included in Part B:

                 Financial Statements of Penn Mutual Variable Annuity Account
                 III:

                 Report of Independent Auditors
                 Statement of Assets and Liabilities - December 31, 2000 and 1999 Statement of Operations - For the years ended
                        December 31, 2000, 1999 and 1998 Statements of
                 Changes in Net Assets - For the years ended
                        December 31, 2000, 1999 and 1998
                 Notes to Financial Statements

                 Financial Statements of The Penn Mutual Life Insurance Company:

                 Report of Independent Auditors
                 Statements of Financial Condition at December 31, 2000, and
                        1999
                 Statements of Operations and Surplus for the years
                        ended December 31, 2000, 1999, and 1998
                 Statements of Cash Flows for the years ended December 31, 2000,
                        1999 and 1998
                 Notes to Financial Statements

           (b)   Exhibits

                 1.     (a)         Resolutions of Executive Committee of Board
                                    of Trustees of The Penn Mutual Life
                                    Insurance Company authorizing the
                                    establishment of the Registrant.
                                    Incorporated herein by reference to Exhibit
                                    1(a) to the Registration Statement of Penn
                                    Mutual Variable Annuity Account III (Pennant
                                    Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange
                                    Commission via EDGAR (Accession No.
                                    0001036050-98-001504) on September 3, 1998.

                        (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                 2.                 Not applicable.

                 3.     (a)         Sales Support Agreement between The Penn
                                    Mutual Life Insurance Company and Horner,
                                    Townsend & Kent, Inc., a wholly-owned
                                    subsidiary of Penn Mutual. Incorporated
                                    herein by reference to Exhibit 3(a) to
                                    Pre-Effective Amendment No. 1 to the
                                    Registration Statement of Penn Mutual
                                    Variable Annuity Account III (Pennant
                                    Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange
                                    Commission via EDGAR (Accession No.
                                    0001036050-98-002055) on November 30, 1998.

                        (a)(1) Schedule I dated November 1, 2000 to Sales Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

                        (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333- 62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                    0001036050-98-002055) on November 30, 1998.

                        (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3, 1998.

                       (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                                    Exhibit 3(d) to Pre-Effective Amendment No.
                                    1 to the Registration Statement of Penn
                                    Mutual Variable Annuity Account III (Pennant
                                    Select) on Form N-4 (File No. 33- 62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                       (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834)
                                    on April 27, 1999.

                      3(f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 4.    (a)          Group Variable and Fixed Annuity Contract
                                    (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611).
                                    Incorporated herein by reference to Exhibit
                                    4(a) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on
                                    Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via
                                    EDGAR (Accession No. 0000950116-99-000851)
                                    on April 28, 1999.

                       (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                       (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                    April 28, 1999.

                       (d) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to
                                    Exhibit 4(d) to Post Effective Amendment No.
                                    25 to the Registrant's Registration
                                    Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                       (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851)
                                    on April 28, 1999.

                       (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851)
                                    on April 28, 1999.

                       (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851)
                                    on April 28, 1999.

                       (h) Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to
                                    Exhibit 4(h) to Post Effective Amendment No.
                                    25 to the Registrant's Registration
                                    Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                       (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                    11, 1999.

                       (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164)
                                    on June 11, 1999.

                       (k)          Group Variable and Fixed Annuity Certificate
                                    - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                    11, 1999.

                       (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164)
                                    on June 11, 1999.

                       (m)          Group Variable and Fixed Annuity Certificate
                                    - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                    11, 1999.

                       (n)          Group Variable and Fixed Annuity Certificate
                                    - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                    11, 1999.

                       (o) Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Filed herewith.

                 5.    (a)          Application (Form EB 1610) for participation
                                    in Group Variable and Fixed Annuity
                                    Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant's
                                    Registration Statement on Form N-4 (File No.
                                    2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                    0000950116-99-000851) on April 28, 1999

                       (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                6.     (a)          Charter of The Penn Mutual Life Insurance
                                    Company (May 1983). Incorporated herein by reference to Exhibit 6(a) the Registration
                                    Statement of Penn Mutual Variable Annuity
                                    Account III (Pennant Select) on Form N-4
                                    (File No. 333-62811), as filed with the
                                    Securities and Exchange Commission via EDGAR
                                    (Accession No. 0001036050-98-001504) on
                                    September 3, 1998.

                       (b) By-laws of The Penn Mutual Life Insurance Company, as amended through February 21, 1997. Incorporated herein by reference to
                                    Exhibit 6(b) to the Registration Statement of Penn Mutual variable Annuity Account III (Pennant Select) on form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 7.     None.

                 8.    (a)(1)       Form of Sales Agreement between The Penn
                                    Mutual Life Insurance Company and Neuberger
                                    & Berman Advisers Management Trust.
                                    Incorporated herein by reference to Exhibit
                                    8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III
                                    (Pennant Select) on Form N-4 (File No. 333-
                                    62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                    0001036050-98-001504) on September 3, 1998.

                            (a)(2)  Form of Assignment and Modification
                                    Agreement between Neuberger & Berman
                                    Management Incorporated, Neuberger & Berman
                                    Advisers Management Trust, Advisers Managers
                                    Trust and The Penn Mutual Life Insurance
                                    Company. Incorporated herein by reference to
                                    Exhibit 8(b)(2) to the Registration
                                    Statement of Penn Mutual Variable Annuity
                                    Account III (Pennant Select) on Form N-4
                                    (File No. 333-62811), as filed with the
                                    Securities and Exchange Commission via EDGAR
                                    (Accession No. 0001036050-98-001504) on
                                    September 3, 1998.

                            (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.

                                    Incorporated herein by reference to Exhibit
                                    8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328)
                                    on April 30, 1997.

                            (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 4(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00- 001502)
                                    on June 21, 2000.

                            (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                            (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                            (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33- 83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1998.

                 9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Filed herewith

                10.    (a)     Consent of Ernst & Young LLP, Independent
                                Auditors. Filed herewith.

                11.    None.

                12.    None.

                13. Schedule for Computation of Performance Quotations. Filed herewith

                14.    (a)      Powers of Attorney of Trustees (except Ms.
                                Bloch and Messrs. Notebaert and Rock).
                                Incorporated herein by reference to Exhibit
                                14 to Post Effective Amendment No. 22 to
                                Registrant's Registration Statement on Form
                                N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR
                                (Accession No. 0001021408-97-000161) on
                                April 29, 1997.

                       (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Incorporated herein by reference to Exhibit 14(b) to Post Effective Amendment No. 24 to Registrant's
                                Registration Statement on Form N-4 (File No.
                                2-77283), as filed
                                with the Securities and Exchange Commission via EDGAR (Accession No.0000950109-98-002717) on
                                April 24, 1998.

                       (c) Power of Attorney for Julia Chang Bloch. Incorporated herein by reference to Exhibit 14(c) to Post Effective Amendment No. 26 to Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-00164) on June
                                11, 1999.



ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

               The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

NAME                                 POSITION AND OFFICES WITH DEPOSITOR

Robert E. Chappell                   Chairman of the Board and Chief Executive Officer and Member of the
                                     Board of Trustees

Daniel J. Toran                      President and Chief Operating Officer and Member of the Board of Trustees

Nancy S. Brodie                      Executive Vice President and Chief Financial Officer

John M. Albanese                     Executive Vice President, Customer Service and Information Systems

Larry L. Mast                        Executive Vice President, Sales and Marketing

Peter M. Sherman                     Executive Vice President, Sales and Marketing

Bill D. Fife                         Senior Vice President, Independence Financial Network

Ann M. Strootman                     Vice President and Controller

Frederick M. Rackovan                Vice President, New Business

Laura Ritzko                         Secretary

Richard F. Plush                     Vice President and Actuary

Steven O. Miller                     Vice President, Broker Dealer Network

Steven M. Herzberg                   Assistant Vice President and Treasurer

               The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES
                                  -------------------------------------

CORPORATION                             PRINCIPAL BUSINESS                          STATE OF INCORPORATION
-----------                             ------------------                          ----------------------

The Penn Insurance and Annuity          Life Insurance and Annuities                Delaware
Company

Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.

CORPORATION                             PRINCIPAL BUSINESS                          STATE OF INCORPORATION
-----------                             ------------------                          ----------------------

Penn Janney Fund, Inc.                  Investments                                 Pennsylvania
INDEPENDENCE SQUARE PROPERTIES,         Holding Company                             Pennsylvania
LLC                                     Holding Company                             Pennsylvania
The Pennsylvania Trust Company          Trust Company                               Pennsylvania

                                INDEPENDENCE SQUARE PROPERTIES, INC.
                                     WHOLLY-OWNED SUBSIDIARIES
                                     -------------------------



CORPORATION                             PRINCIPAL BUSINESS                          STATE OF INCORPORATION
-----------                             ------------------                          ----------------------
INDEPRO CORPORATION                     Real Estate Investment                      Delaware
WPI Investment Company                  Real Estate Investment                      Delaware
Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and                Pennsylvania
                                        Investment Adviser
JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and                Delaware
                                        Investment Adviser

                                          INDEPRO CORPORATION
                                      WHOLLY-OWNED SUBSIDIARIES
                                      -------------------------

CORPORATION                             PRINCIPAL BUSINESS                          STATE OF INCORPORATION
-----------                             ------------------                          ----------------------
Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation
Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation
Commons One Corporation                 Real Estate Investment                      Delaware
West Hazleton, Inc.                     Real Estate Investment                      Delaware


                                     JANNEY MONTGOMERY SCOTT LLC
                                      WHOLLY-OWNED SUBSIDIARIES
                                      -------------------------


CORPORATION                             PRINCIPAL BUSINESS                          STATE OF INCORPORATION
-----------                             ------------------                          ----------------------
JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania
JMS Investor Services, Inc.             Insurance Sales                             Delaware




ITEM 27.       NUMBER OF CONTRACT OWNERS

               As of March 31, 2001, there were:

               29,950 - owners of qualified individual variable annuity contracts;

               28 - owners of qualified group variable annuity contracts;
               958 - owners of certificates issued under qualified group variable annuity contracts; and 8,743 - owners of nonqualified individual variable annuity contracts.

ITEM 28.       INDEMNIFICATION

               Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

               Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

               Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

               Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

               Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

               Hornor Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company.

               HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

               Daniel J. Toran              Chairman of the Board
               John J. Gray                 Director
               Larry L. Mast                Director
               Nina M. Mulrooney            Director
               Ronald C. Zimmerman          Director, President and Chief
                                             Executive Officer
               Henry R. Buck                Assistant Vice President and
                                             Treasurer
               Joseph R. Englert            Vice President, Trading and
                                             Operations
               Elizabeth A. Knoll           Assistant Treasurer
               Robert Lagay, JD             Vice President, Compliance
               Edward G. Pecelli -          Vice President, Sales and Marketing
               Franklin L. Best, Jr.        Counsel
               Laura M. Ritzko              Secretary
               Eileen M. Tkacik             Auditor

               The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

               COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR

                         NET UNDERWRITING
  NAME OF PRINCIPAL       DISCOUNTS AND        COMPENSATION        BROKERAGE           OTHER
     UNDERWRITER           COMMISSIONS         ON REDEMPTION      COMMISSIONS       COMPENSATION
------------------------------------------ ----------------- -----------------------------------
  Hornor,                   $ 338,282                0                 0                 0
  Townsend &
  Kent, Inc.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

       The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

       The Penn Mutual Life Insurance Company
       600 Dresher Road
       Horsham, Pennsylvania  19044

ITEM 31.       MANAGEMENT SERVICES

               See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.       UNDERTAKINGS

               The Penn Mutual Life Insurance Company hereby undertakes:

               (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

               (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract and the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No.28 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 24th day of April, 2001.


                                     PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                                     (Registrant)


                                     By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                              (Depositor)


                                     By: /s/Robert E. Chappell
                                        --------------------------------------
                                            Robert E. Chappell
                                            Chairman of the Board of Trustees
                                            and Chief Executive Officer

         As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 24th day of April, 2001.


SIGNATURE                                   TITLE
---------                                   -----

/s/Robert E. Chappell                       Chairman of the Board of Trustees
------------------------------              and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                          Executive Vice President and
------------------------------              Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                          Trustee

*JAMES A. HAGEN                             Trustee

*PHILLIP E. LIPPINCOTT                      Trustee

*JOHN F. MCCAUGHAN                          Trustee

*ALAN B. MILLER                             Trustee

*EDMOND F. NOTEBAERT                        Trustee

*ROBERT H. ROCK                             Trustee

*DANIEL J. TORAN                            Trustee

*NORMAN T. WILDE, JR.                       Trustee

*WESLEY S. WILLIAMS, JR.                    Trustee

*By: /s/Robert E. Chappell
     -----------------------------------
       Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


EX.99.B4(o)          Endorsement No. 1722-01 to Individual Variable and Fixed
                     Annuity Contract.

EX.99. B9            Opinion and Consent of Franklin L. Best, Jr., Esq.,
                     Managing Corporate Counsel of The Penn Mutual Life
                     Insurance Company, as to the legality of the variable annuity contracts being registered.

EX.99.B10(a)         Consent of Ernst & Young LLP, Independent Auditors.


EX.99.B13            Schedule for Computation of Performance Quotations.